UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04367
Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Michael G.

Clarke
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800)

345-6611
Date of fiscal year end:
Last Day of

April
Date of reporting period:
October 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Total Return Bond Fund
Class A / LIBAX
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about Columbia Total Return Bond Fund (the Fund) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 38	0.74% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 3,032,746,888
Total number of portfolio holdings	1,246
Portfolio turnover for the reporting period	125%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	30%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Credit Risk	1.4%
Interest Rate Risk	65.3%
Short
Credit Risk	3.0%
Foreign Exchange Risk	1.1%
Interest Rate Risk	64.7%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.
All rights
reserved.
© 2025 Columbia Management Investment Advisers,
LLC
.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Total Return Bond Fund | Class A

|

SSR166_01_(12/25)

Columbia Total Return Bond Fund
Class C / LIBCX
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about Columbia Total Return Bond Fund (the Fund) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 76	1.49% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 3,032,746,888
Total number of portfolio holdings	1,246
Portfolio turnover for the reporting period	125%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	30%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Credit Risk	1.4%
Interest Rate Risk	65.3%
Short
Credit Risk	3.0%
Foreign Exchange Risk	1.1%
Interest Rate Risk	64.7%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the
QR
code
below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Total Return Bond Fund | Class C

|

SSR166_04_(12/25)

Columbia Total Return Bond Fund
Institutional Class / SRBFX
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about Columbia Total Return Bond Fund (the Fund) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 25	0.49% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 3,032,746,888
Total number of portfolio holdings	1,246
Portfolio turnover for the reporting period	125%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	30%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Credit Risk	1.4%
Interest Rate Risk	65.3%
Short
Credit Risk	3.0%
Foreign Exchange Risk	1.1%
Interest Rate Risk	64.7%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings,
federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the
QR
code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Total Return Bond Fund | Institutional Class

|

SSR166_08_(12/25)

Columbia Total Return Bond Fund
Institutional 2 Class / CTBRX
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about Columbia Total Return Bond Fund (the Fund) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 21	0.41% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 3,032,746,888
Total number of portfolio holdings	1,246
Portfolio turnover for the reporting period	125%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	30%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Credit Risk	1.4%
Interest Rate Risk	65.3%
Short
Credit Risk	3.0%
Foreign Exchange Risk	1.1%
Interest Rate Risk	64.7%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle gr
oup
of c
ompanies. A
ll rights
reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Total Return Bond Fund | Institutional 2 Class

|

SSR166_15_(12/25)

Columbia Total Return Bond Fund
Institutional 3 Class / CTBYX
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about Columbia Total Return Bond Fund (the Fund) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 20	0.38% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 3,032,746,888
Total number of portfolio holdings	1,246
Portfolio turnover for the reporting period	125%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	30%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Credit Risk	1.4%
Interest Rate Risk	65.3%
Short
Credit Risk	3.0%
Foreign Exchange Risk	1.1%
Interest Rate Risk	64.7%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.
All rights
reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Total Return Bond Fund | Institutional 3 Class

|

SSR166_
17
_(12/25)

Columbia Total Return Bond Fund
Class R / CIBRX
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about Columbia Total Return Bond Fund (the Fund) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 51	0.99% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 3,032,746,888
Total number of portfolio holdings	1,246
Portfolio turnover for the reporting period	125%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	30%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Credit Risk	1.4%
Interest Rate Risk	65.3%
Short
Credit Risk	3.0%
Foreign Exchange Risk	1.1%
Interest Rate Risk	64.7%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia
Threadneedle
Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Total Return Bond Fund | Class R

|

SSR166_12_(12/25)

Columbia Total Return Bond Fund
Class S / SRBAX
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about Columbia Total Return Bond Fund (the Fund) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 25	0.49% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 3,032,746,888
Total number of portfolio holdings	1,246
Portfolio turnover for the reporting period	125%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	30%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Credit Risk	1.4%
Interest Rate Risk	65.3%
Short
Credit Risk	3.0%
Foreign Exchange Risk	1.1%
Interest Rate Risk	64.7%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA,
and
managed
by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Total Return Bond Fund | Class S

|

SSR166_16_(12/25)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Total Return Bond Fund
Semi-Annual Financial Statements and Additional Information
October 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Total Return Bond Fund | 2025

Portfolio of Investments
October 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 10.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	880,437	892,102
ACM Auto Trust(a)
Series 2024-2A Class A
02/20/2029	6.060%	2,830,253	2,837,590
Affirm Asset Securitization Trust(a)
Series 2024-X2 Class A
12/17/2029	5.220%	1,517,065	1,518,726
ASP WHCO Participation LP(a),(b),(c)
30-day Average SOFR + 2.400% Floor 3.000% 03/29/2029	6.713%	16,400,000	16,400,000
Bain Capital Credit CLO(a),(c)
Series 2018-2A Class A1R
3-month Term SOFR + 1.080% Floor 1.080% 07/19/2031	4.964%	2,439,428	2,439,252
Basswood Park CLO Ltd.(a),(c)
Series 2025-1A Class AR
3-month Term SOFR + 1.030% Floor 1.030% 04/20/2034	4.914%	15,000,000	15,005,415
CIFC Funding Ltd.(a),(c)
Series 2019-4A Class A2R2
3-month Term SOFR + 1.650% Floor 1.650% 07/15/2038	5.555%	12,510,000	12,565,482
Dryden Senior Loan Fund(a),(c)
Series 2015-41A Class AR
3-month Term SOFR + 1.232% 04/15/2031	5.136%	790,127	790,285
DT Auto Owner Trust(a)
Subordinated Series 2023-3A Class B
03/15/2028	6.070%	7,951,059	7,972,599
EDGEX Issuer Trust(a)
Series 2025-1NN Class A
01/15/2031	5.410%	7,932,324	7,952,776
Series 2025-2NN Class A
01/15/2032	5.498%	11,035,000	11,022,640
EDGEX Issuer Trust(a),(d)
Series 2025-1NN Class CERT
01/15/2031	0.000%	4,000,000	3,912,134
Exeter Automobile Receivables Trust(a)
Subordinated Series 2021-2A Class E
07/17/2028	2.900%	6,000,000	5,965,534
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FHF Issuer Trust(a)
Series 2024-3A Class A2
11/15/2030	4.940%	8,692,602	8,656,051
GLS Auto Select Receivables Trust(a)
Series 2024-2A Class A2
06/17/2030	5.580%	4,220,012	4,253,965
Series 2024-4A Class A2
12/17/2029	4.430%	6,948,734	6,962,701
GreenSky Home Improvement Trust(a)
Series 2024-1 Class A2
06/25/2059	5.880%	1,576,470	1,589,016
Lendbuzz Securitization Trust(a)
Series 2025-2A Class A2
05/15/2030	5.180%	14,000,000	13,986,888
Madison Park Funding XLII Ltd.(a),(c)
Series 2013A Class AR2
3-month Term SOFR + 0.920% 11/21/2030	5.075%	10,157,056	10,161,494
Marlette Funding Trust(a)
Subordinated Series 2023-2A Class C
06/15/2033	6.960%	5,214,604	5,242,402
MPOWER Education Trust(a),(b),(e)
Series 2025-1 Class A
12/22/2042	6.250%	12,000,000	12,000,000
MPOWER Education Trust(a)
Series 2025-A Class A
07/21/2042	6.620%	5,057,402	5,121,549
Netcredit Combined Receivables LLC(a)
Series 2023-A Class A
12/20/2027	7.780%	794,324	795,105
NetCredit Combined Receivables LLC(a)
Series 2024-A Class A
10/21/2030	7.430%	607,806	609,203
Octagon Investment Partners Ltd.(a),(c)
Series 2018-18A Class A1A
3-month Term SOFR + 1.222% Floor 0.960% 04/16/2031	5.115%	1,575,979	1,576,115
OHA Credit Funding 3 Ltd.(a),(c)
Series 2019-3A Class AR2
3-month Term SOFR + 1.320% Floor 1.320% 01/20/2038	5.204%	10,570,000	10,600,051
Oportun Funding Trust(a)
Series 2024-3 Class A
08/15/2029	5.260%	1,529,013	1,528,132
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oportun Issuance Trust(a)
Series 2021-B Class A
05/08/2031	1.470%	3,693,103	3,617,986
Pagaya AI Debt Grantor Trust(a)
Series 2024-11 Class B
07/15/2032	5.637%	4,634,359	4,665,233
Series 2025-6 Class B
04/15/2033	4.883%	8,400,000	8,396,247
Subordinated Series 2024-10 Class B
06/15/2032	5.750%	5,324,979	5,361,762
Subordinated Series 2024-10 Class C
06/15/2032	5.992%	6,232,389	6,273,448
Subordinated Series 2024-5 Class B
10/15/2031	6.601%	4,600,133	4,640,086
Subordinated Series 2024-6 Class B
11/15/2031	6.589%	4,671,908	4,712,893
Subordinated Series 2024-8 Class B
01/15/2032	5.456%	5,303,323	5,321,330
Subordinated Series 2024-8 Class C
01/15/2032	6.030%	4,218,850	4,238,327
Subordinated Series 2024-9 Class B
03/15/2032	5.306%	5,269,144	5,281,833
Subordinated Series 2024-9 Class C
03/15/2032	5.774%	4,066,759	4,078,150
Pagaya AI Debt Selection Trust(a)
Series 2021-2 Class NOTE
01/25/2029	3.000%	67,423	67,332
Subordinated Series 2021-HG1 Class B
01/16/2029	1.820%	136,077	135,693
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	3,624,387	3,668,967
Subordinated Series 2024-7 Class C
12/15/2031	7.095%	4,074,953	4,125,149
Pagaya AI Debt Trust(a)
Series 2024-2 Class A
08/15/2031	6.319%	970,666	979,718
Series 2024-3 Class A
10/15/2031	6.258%	1,828,400	1,838,015
Series 2025-4 Class B
01/17/2033	5.688%	11,240,000	11,365,431
Subordinated Series 2023-5 Class C
04/15/2031	9.099%	655,528	656,953
Subordinated Series 2023-6 Class C
06/16/2031	8.491%	1,848,671	1,851,361
Subordinated Series 2023-7 Class C
07/15/2031	8.798%	2,335,992	2,347,927
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2024-3 Class B
10/15/2031	6.571%	10,024,978	10,140,638
Subordinated Series 2024-3 Class C
10/15/2031	7.297%	2,726,731	2,752,191
Palmer Square Loan Funding Ltd.(a),(c)
Series 2022-3A Class A1BR
3-month Term SOFR + 1.400% Floor 1.400% 04/15/2031	5.718%	9,900,000	9,919,701
Reach ABS Trust(a)
Series 2024-1A Class A
02/18/2031	6.300%	258,922	259,092
Research-Driven Pagaya Motor Asset Trust(a)
Series 2023-4A Class A
03/25/2032	7.540%	4,794,481	4,804,028
Series 2024-3A Class A
03/25/2033	5.281%	6,069,419	6,087,774
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	1,266,817	1,255,753
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	3,387,779	3,409,306
SAFCO Auto Receivables Trust(a)
Series 2024-1A Class A
03/20/2028	6.510%	167,175	167,283
Santander Drive Auto Receivables Trust
Series 2024-5 Class A2
09/15/2027	4.880%	680,608	680,924
Theorem Funding Trust(a)
Series 2023-1A Class A
04/15/2029	7.580%	52,221	52,257
Truist Bank Auto Credit-Linked Notes(a)
Series 2025-1 Class B
09/26/2033	4.728%	5,661,357	5,662,542
Upgrade Master Pass-Thru Trust(a),(d)
Series 2025-ST5 Class CERT
09/15/2032	0.000%	4,050,000	3,480,126
Upland CLO Ltd.(a),(c)
Series 2016-1A Class A1AR
3-month Term SOFR + 1.282% Floor 1.020% 04/20/2031	5.166%	155,172	155,430
Upstart Pass-Through Trust(a)
Series 2021-ST4 Class A
07/20/2027	2.000%	29,463	29,412
Series 2021-ST5 Class A
07/20/2027	2.000%	38,383	38,316
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Upstart Securitization Trust(a)
Series 2024-1 Class A
11/20/2034	5.330%	2,919,568	2,926,052
Series 2025-2 Class A2
06/20/2035	5.220%	7,555,000	7,574,830
Series 2025-3 Class A2
09/20/2035	4.600%	6,380,000	6,373,323
Westlake Automobile Receivables Trust(a)
Series 2023-3A Class A3
05/17/2027	5.820%	782,060	782,686
Series 2024-3A Class A2A
09/15/2027	4.820%	2,805,586	2,810,253
Total Asset-Backed Securities — Non-Agency (Cost $325,221,769)			325,342,965

Commercial Mortgage-Backed Securities - Non-Agency 0.6%

Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	4,485,000	3,220,791
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	7,750,000	4,238,281
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	5,500,000	137,675
SFO Commercial Mortgage Trust(a),(c)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	5.297%	5,000,000	4,965,621
Wells Fargo Commercial Mortgage Trust(a),(c)
Series 2017-SMP Class A
1-month Term SOFR + 0.922% Floor 0.750% 12/15/2034	4.953%	4,555,000	4,255,655
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $25,503,535)			16,818,023

Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Wireless Telecommunication Services 0.0%
Altice Luxco 3(b),(e),(f)	11,045	184,600
Total Communication Services		184,600
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 0.0%
Passenger Airlines 0.0%
United Airlines Holdings, Inc.(f)	1,493	140,401
Total Industrials		140,401
Total Common Stocks (Cost $53,241)		325,001

Convertible Bonds 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 0.0%
NextEra Energy Partners LP(a)
06/15/2026	2.500%	1,407,000	1,378,860
Total Convertible Bonds (Cost $1,369,047)			1,378,860

Corporate Bonds & Notes 24.7%

Aerospace & Defense 1.3%
Allegheny Technologies, Inc.
10/01/2029	4.875%	108,000	107,334
10/01/2031	5.125%	633,000	627,567
BAE Systems PLC(a)
03/26/2029	5.125%	3,378,000	3,479,786
02/15/2031	1.900%	3,350,000	2,957,875
Boeing Co. (The)
08/01/2059	3.950%	5,924,000	4,261,874
L3Harris Technologies, Inc.
07/31/2033	5.400%	2,169,000	2,261,127
Northrop Grumman Corp.
02/01/2027	3.200%	1,570,000	1,554,698
02/01/2029	4.600%	6,214,000	6,311,547
Raytheon Technologies Corp.
03/15/2027	3.500%	8,323,000	8,263,453
03/15/2032	2.375%	3,256,000	2,885,989
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	198,000	208,036
11/15/2030	9.750%	446,000	490,008
TransDigm, Inc.(a)
08/15/2028	6.750%	463,000	472,782
03/01/2029	6.375%	955,000	980,654
03/01/2032	6.625%	1,086,000	1,122,860
01/15/2033	6.000%	399,000	405,559
05/31/2033	6.375%	1,083,000	1,104,362
01/31/2034	6.250%	115,000	118,849
01/31/2034	6.750%	568,000	588,802
Total			38,203,162
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.0%
American Airlines, Inc.(a)
05/15/2029	8.500%	455,000	474,636
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2029	5.750%	1,051,571	1,059,154
Total			1,533,790
Automotive 0.4%
American Axle & Manufacturing, Inc.
10/01/2029	5.000%	360,000	342,113
American Axle & Manufacturing, Inc.(a)
10/15/2032	6.375%	265,000	265,993
10/15/2033	7.750%	2,894,000	2,898,195
Clarios Global LP/US Finance Co.(a)
02/15/2030	6.750%	482,000	500,319
09/15/2032	6.750%	459,000	471,620
Forvia SE(a)
09/15/2033	6.750%	302,000	306,894
IHO Verwaltungs GmbH(a),(g)
11/15/2030	7.750%	262,000	271,646
11/15/2032	8.000%	551,000	574,481
Nissan Motor Acceptance Co. LLC(a)
09/30/2030	6.125%	248,000	245,810
Nissan Motor Co., Ltd.(a)
07/17/2032	7.750%	206,000	217,611
07/17/2035	8.125%	601,000	639,130
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	173,000	168,706
03/24/2031	7.500%	4,238,000	4,043,043
04/23/2032	6.875%	1,456,000	1,327,233
Total			12,272,794
Banking 4.8%
Ally Financial, Inc.
Subordinated
02/14/2033	6.700%	186,000	194,137
Ally Financial, Inc.(h)
Subordinated
01/17/2040	6.646%	188,000	188,769
Bank of America Corp.(h)
07/21/2032	2.299%	6,150,000	5,471,409
10/20/2032	2.572%	24,905,000	22,399,609
02/04/2033	2.972%	11,590,000	10,567,601
Subordinated
09/21/2036	2.482%	503,000	438,201
Citigroup, Inc.(h)
09/11/2031	4.503%	16,927,000	16,948,386
09/11/2036	5.174%	3,044,000	3,082,818
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goldman Sachs Group, Inc. (The)(h)
10/21/2031	4.369%	13,652,000	13,603,298
10/21/2032	2.650%	1,000	899
HSBC Holdings PLC(h),(i)
11/06/2031	4.619%	2,720,000	2,723,169
11/06/2036	5.358%	334,000	333,877
HSBC Holdings PLC(h)
05/24/2032	2.804%	3,677,000	3,345,965
05/13/2036	5.790%	127,000	133,969
JPMorgan Chase & Co.(h)
07/22/2030	4.995%	2,869,000	2,942,224
10/22/2030	4.603%	448,000	453,878
01/24/2031	5.140%	1,439,000	1,487,071
10/22/2031	4.255%	1,046,000	1,042,425
11/08/2032	2.545%	19,075,000	17,167,532
10/22/2036	4.810%	3,303,000	3,291,969
Morgan Stanley(h)
10/18/2030	4.654%	7,255,000	7,344,023
Subordinated
09/16/2036	2.484%	7,470,000	6,509,929
Morgan Stanley Private Bank NA(h)
07/18/2031	4.734%	18,807,000	19,097,335
PNC Financial Services Group, Inc. (The)(h)
10/20/2034	6.875%	1,450,000	1,640,656
Royal Bank of Canada(h)
10/18/2030	4.650%	2,433,000	2,463,670
02/04/2031	5.153%	1,388,000	1,429,056
08/06/2031	4.696%	1,153,000	1,167,995
Washington Mutual Bank(b),(e),(j)
Subordinated
01/15/2015	0.000%	27,379,000	41,069
Wells Fargo & Co.(h)
04/23/2031	5.150%	430,000	443,491
Total			145,954,430
Brokerage/Asset Managers/Exchanges 0.2%
AG Issuer LLC(a)
03/01/2028	6.250%	665,000	665,255
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	355,000	386,058
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	1,030,000	1,036,551
Focus Financial Partners LLC(a)
09/15/2031	6.750%	388,000	400,245
Hightower Holding LLC(a)
04/15/2029	6.750%	621,000	621,909
01/31/2030	9.125%	659,000	706,196
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Osaic Holdings, Inc.(a)
08/01/2032	6.750%	442,000	456,460
08/01/2033	8.000%	614,000	630,173
Total			4,902,847
Building Materials 0.2%
CP Atlas Buyer, Inc.(a)
07/15/2030	9.750%	252,000	263,044
ION Platform Finance US Inc./SARL(a)
05/01/2028	5.000%	100,000	93,285
JH North America Holdings, Inc.(a)
01/31/2031	5.875%	133,000	135,471
LBM Acquisition LLC(a)
01/15/2029	6.250%	235,000	214,413
06/15/2031	9.500%	522,000	546,367
Quikrete Holdings, Inc.(a)
03/01/2032	6.375%	769,000	798,273
03/01/2033	6.750%	639,000	664,518
QXO Building Products, Inc.(a)
04/30/2032	6.750%	595,000	617,178
Standard Building Solutions, Inc.(a)
08/15/2032	6.500%	274,000	281,818
08/01/2033	6.250%	272,000	277,727
Standard Industries, Inc.(a)
01/15/2028	4.750%	424,000	422,366
White Cap Buyer LLC(a)
10/15/2028	6.875%	1,329,000	1,329,000
White Cap Supply Holdings LLC(a),(i)
11/15/2030	7.375%	659,000	666,275
Total			6,309,735
Cable and Satellite 0.7%
CCO Holdings LLC/Capital Corp.(a)
02/01/2028	5.000%	667,000	660,275
03/01/2030	4.750%	1,373,000	1,303,295
08/15/2030	4.500%	557,000	521,107
02/01/2031	4.250%	620,000	561,742
03/01/2031	7.375%	72,000	73,113
02/01/2032	4.750%	1,097,000	993,066
01/15/2034	4.250%	900,000	756,085
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	456,000	405,708
Charter Communications Operating LLC
12/01/2061	4.400%	3,576,000	2,421,809
Comcast Corp.
03/01/2026	3.150%	2,920,000	2,910,327
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSC Holdings LLC(a)
02/01/2028	5.375%	429,000	355,505
01/31/2029	11.750%	320,000	252,291
02/01/2029	6.500%	338,000	232,414
01/15/2030	5.750%	402,000	150,754
12/01/2030	4.125%	941,000	579,661
12/01/2030	4.625%	799,000	284,611
02/15/2031	3.375%	36,000	21,774
DISH DBS Corp.
07/01/2028	7.375%	142,000	132,663
06/01/2029	5.125%	227,000	196,035
DISH DBS Corp.(a)
12/01/2028	5.750%	605,000	580,676
DISH Network Corp.(a)
11/15/2027	11.750%	1,548,000	1,628,891
EchoStar Corp.
11/30/2029	10.750%	1,134,419	1,249,121
EchoStar Corp.(g)
11/30/2030	6.750%	606,770	626,380
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	270,000	267,809
08/01/2027	5.000%	799,000	797,928
07/15/2028	4.000%	452,000	439,404
07/01/2030	4.125%	244,000	229,754
Virgin Media Finance PLC(a)
07/15/2030	5.000%	542,000	483,605
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	316,000	310,043
VZ Secured Financing BV(a)
01/15/2032	5.000%	1,410,000	1,282,201
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	474,000	418,498
Total			21,126,545
Chemicals 0.7%
Ashland LLC(a)
09/01/2031	3.375%	1,120,000	998,810
Avient Corp.(a)
11/01/2031	6.250%	269,000	274,691
Axalta Coating Systems Dutch Holding B BV(a)
02/15/2031	7.250%	390,000	409,015
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	221,000	210,202
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	320,000	318,836
Braskem Netherlands Finance BV(a)
01/31/2030	4.500%	1,500,000	602,104
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Celanese US Holdings LLC
04/15/2030	6.500%	85,000	84,279
07/15/2032	6.879%	108,000	108,493
04/15/2033	6.750%	537,000	529,169
11/15/2033	7.200%	513,000	525,526
Element Solutions, Inc.(a)
09/01/2028	3.875%	618,000	598,104
Herens Holdco Sarl(a)
05/15/2028	4.750%	534,000	451,741
INEOS Finance PLC(a)
05/15/2028	6.750%	290,000	273,265
04/15/2029	7.500%	3,188,000	2,954,913
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	1,162,000	1,089,656
Innophos Holdings, Inc.(a)
06/15/2029	11.500%	900,700	865,204
Inversion Escrow Issuer LLC(a)
08/01/2032	6.750%	687,000	670,455
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	449,000	429,543
10/01/2029	6.250%	876,000	852,786
06/15/2031	7.250%	930,000	930,849
02/15/2033	7.250%	2,774,000	2,762,198
Qnity Electronics, Inc.(a)
08/15/2032	5.750%	252,000	256,328
08/15/2033	6.250%	202,000	207,544
SPCM SA(a)
03/15/2027	3.125%	150,000	146,426
Tronox, Inc.(a)
03/15/2029	4.625%	473,000	290,962
09/30/2030	9.125%	1,672,000	1,525,975
WR Grace Holdings LLC(a)
06/15/2027	4.875%	465,000	461,345
08/15/2029	5.625%	1,752,000	1,603,210
03/01/2031	7.375%	341,000	341,743
08/15/2032	6.625%	1,117,000	1,079,591
Total			21,852,963
Construction Machinery 0.2%
Caterpillar Financial Services Corp.
10/16/2026	4.450%	2,725,000	2,740,728
Herc Holdings, Inc.(a)
07/15/2027	5.500%	87,000	86,991
06/15/2030	7.000%	464,000	485,830
06/15/2033	7.250%	1,415,000	1,492,239
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	519,000	530,374
03/15/2031	7.750%	201,000	210,189
Total			5,546,351
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.1%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	510,000	498,498
12/01/2028	6.125%	1,516,000	1,480,514
Match Group Holdings II LLC(a)
10/01/2031	3.625%	245,000	222,109
Match Group, Inc.(a)
06/01/2028	4.625%	1,138,000	1,121,754
Total			3,322,875
Consumer Products 0.1%
Acushnet Co.(a)
10/15/2028	7.375%	96,000	99,544
CD&R Smokey Buyer, Inc./Radio Systems Corp.(a)
10/15/2029	9.500%	787,000	553,113
Newell Brands, Inc.(a)
06/01/2028	8.500%	70,000	72,035
Newell Brands, Inc.
05/15/2030	6.375%	502,000	476,900
05/15/2032	6.625%	686,000	646,404
Opal Bidco SAS(a)
03/31/2032	6.500%	532,000	548,046
Whirlpool Corp.
06/15/2030	6.125%	108,000	107,027
06/15/2033	6.500%	113,000	110,273
Total			2,613,342
Diversified Manufacturing 0.4%
Amsted Industries, Inc.(a)
03/15/2033	6.375%	69,000	71,378
Carrier Global Corp.
02/15/2030	2.722%	8,257,000	7,746,976
Chart Industries, Inc.(a)
01/01/2030	7.500%	340,000	354,474
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	790,000	811,888
EMRLD Borrower LP/Co-Issuer, Inc.(a)
07/15/2031	6.750%	270,000	279,918
Esab Corp.(a)
04/15/2029	6.250%	222,000	227,235
Gates Corp. (The)(a)
07/01/2029	6.875%	401,000	416,163
Madison IAQ LLC(a)
06/30/2029	5.875%	668,000	654,682
Resideo Funding, Inc.(a)
09/01/2029	4.000%	459,000	439,674
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wesco Distribution, Inc.(a)
03/15/2033	6.375%	146,000	152,524
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	265,000	268,642
03/15/2029	6.375%	407,000	419,884
03/15/2032	6.625%	523,000	546,586
Total			12,390,024
Electric 1.2%
AEP Texas, Inc.
01/15/2050	3.450%	2,140,000	1,493,246
Alpha Generation LLC(a)
10/15/2032	6.750%	181,000	186,038
01/15/2034	6.250%	258,000	260,981
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(a)
02/15/2032	6.375%	553,000	558,698
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	399,000	396,638
02/15/2031	3.750%	940,000	871,051
01/15/2032	3.750%	357,000	323,170
Dominion Energy, Inc.
03/15/2035	5.450%	3,516,000	3,610,894
DTE Energy Co.
07/01/2027	4.950%	4,300,000	4,352,532
Duke Energy Corp.
09/01/2046	3.750%	8,515,000	6,571,821
Edison International
11/15/2028	5.250%	4,406,000	4,434,901
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	307,000	292,867
Long Ridge Energy LLC(a)
02/15/2032	8.750%	608,000	628,628
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	217,000	212,272
01/15/2029	7.250%	513,000	527,698
NRG Energy, Inc.(a)
06/15/2029	5.250%	274,000	275,201
07/15/2029	5.750%	262,000	263,149
02/01/2033	6.000%	421,000	429,466
01/15/2034	5.750%	384,000	386,519
11/01/2034	6.250%	684,000	704,517
01/15/2036	6.000%	384,000	390,475
Pacific Gas and Electric Co.
07/01/2050	4.950%	4,195,000	3,604,132
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	295,000	287,298
PG&E Corp.(h)
03/15/2055	7.375%	408,000	419,903
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Talen Energy Supply LLC(a)
02/01/2034	6.250%	453,000	464,382
02/01/2036	6.500%	453,000	468,999
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	709,000	706,629
01/15/2030	4.750%	780,000	748,254
Vistra Operations Co. LLC(a)
07/31/2027	5.000%	712,000	712,275
05/01/2029	4.375%	718,000	705,234
10/15/2031	7.750%	490,000	520,083
04/15/2032	6.875%	271,000	284,705
VoltaGrid LLC(a),(i)
11/01/2030	7.375%	418,000	425,085
XPLR Infrastructure Operating Partners LP(a)
01/15/2031	8.375%	445,000	465,735
03/15/2033	8.625%	868,000	910,212
Total			37,893,688
Environmental 0.0%
GFL Environmental, Inc.(a)
01/15/2031	6.750%	375,000	391,802
Waste Pro USA, Inc.(a)
02/01/2033	7.000%	680,000	708,142
Total			1,099,944
Finance Companies 0.4%
Bread Financial Holdings, Inc.(a),(i)
05/15/2031	6.750%	113,000	113,755
CrossCountry Intermediate HoldCo LLC(a)
10/01/2030	6.500%	263,000	265,565
GGAM Finance Ltd.(a)
04/15/2029	6.875%	348,000	361,051
03/15/2030	5.875%	377,000	382,985
goeasy Ltd.(a)
12/01/2028	9.250%	35,000	36,269
07/01/2029	7.625%	320,000	322,674
05/15/2030	6.875%	76,000	74,736
10/01/2030	7.375%	76,000	75,827
02/15/2031	6.875%	40,000	39,093
Navient Corp.
03/15/2029	5.500%	138,000	135,406
03/15/2031	11.500%	429,000	480,056
08/01/2033	5.625%	1,166,000	1,052,953
OneMain Finance Corp.
05/15/2029	6.625%	355,000	365,381
03/15/2030	7.875%	257,000	270,727
09/15/2030	4.000%	458,000	425,867
05/15/2031	7.500%	385,000	402,237
11/15/2031	7.125%	102,000	105,647
03/15/2032	6.750%	512,000	519,565
09/15/2032	7.125%	506,000	522,219
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
03/15/2033	6.500%	620,000	619,103
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	1,246,000	1,312,255
Rocket Cos, Inc.(a)
08/01/2030	6.125%	273,000	281,776
08/01/2033	6.375%	348,000	362,868
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	1,956,000	1,797,831
Springleaf Finance Corp.
11/15/2029	5.375%	40,000	39,674
United Wholesale Mortgage LLC(a)
06/15/2027	5.750%	271,000	271,358
04/15/2029	5.500%	413,000	406,645
UWM Holdings LLC(a)
02/01/2030	6.625%	655,000	667,827
03/15/2031	6.250%	684,000	683,071
Total			12,394,421
Food and Beverage 2.1%
Bacardi Ltd.(a)
05/15/2028	4.700%	1,286,000	1,295,517
05/15/2048	5.300%	9,015,000	8,208,378
Bacardi Ltd./Bacardi-Martini BV(a)
06/15/2033	5.400%	11,325,000	11,473,639
Becle SAB de CV(a)
10/14/2031	2.500%	3,000,000	2,590,435
Campbell Soup Co.
03/23/2035	4.750%	9,700,000	9,405,195
Chobani Holdco II LLC(a),(g)
10/01/2029	8.750%	789,968	836,861
Constellation Brands, Inc.
08/01/2029	3.150%	2,144,000	2,061,302
General Mills, Inc.
01/30/2027	4.700%	2,276,000	2,293,463
Kraft Heinz Foods Co.
06/01/2026	3.000%	7,585,000	7,526,243
Mars, Inc.(a)
04/20/2028	4.550%	7,210,000	7,294,153
03/01/2035	5.200%	2,880,000	2,956,537
Pepsico Singapore Financing I Pte Ltd.
02/16/2027	4.650%	3,167,000	3,196,947
Performance Food Group, Inc.(a)
09/15/2032	6.125%	144,000	147,874
Post Holdings, Inc.(a)
09/15/2031	4.500%	862,000	810,454
02/15/2032	6.250%	203,000	208,703
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	692,000	694,868
04/30/2029	4.375%	414,000	402,417
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	653,000	625,707
US Foods, Inc.(a)
01/15/2032	7.250%	395,000	414,590
Total			62,443,283
Gaming 0.2%
Boyd Gaming Corp.
12/01/2027	4.750%	420,000	418,335
Caesars Entertainment, Inc.(a)
02/15/2030	7.000%	381,000	392,205
02/15/2032	6.500%	734,000	740,204
10/15/2032	6.000%	735,000	701,226
Churchill Downs, Inc.(a)
01/15/2028	4.750%	318,000	315,197
Light & Wonder International, Inc.(a)
09/01/2031	7.500%	42,000	43,598
10/01/2033	6.250%	464,000	462,397
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	408,000	396,135
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	572,000	532,885
Rivers Enterprise Borrower LLC/Finance Corp.(a)
02/01/2033	6.625%	945,000	955,230
Rivers Enterprise Lender LLC/Corp.(a)
10/15/2030	6.250%	344,000	346,659
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	1,333,000	1,216,761
Scientific Games International, Inc.(a)
11/15/2029	7.250%	260,000	266,518
Voyager Parent LLC(a)
07/01/2032	9.250%	524,000	549,722
Total			7,337,072
Health Care 1.5%
Acadia Healthcare Co., Inc.(a)
04/15/2029	5.000%	740,000	724,382
03/15/2033	7.375%	529,000	547,514
Avantor Funding, Inc.(a)
11/01/2029	3.875%	1,033,000	980,950
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	398,000	415,910
Charles River Laboratories International, Inc.(a)
03/15/2029	3.750%	215,000	206,174
03/15/2031	4.000%	185,000	174,469
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHS/Community Health Systems, Inc.(a)
04/15/2029	6.875%	522,000	472,831
05/15/2030	5.250%	637,000	597,066
02/15/2031	4.750%	531,000	474,096
01/15/2032	10.875%	312,000	336,089
Concentra Escrow Issuer Corp.(a)
07/15/2032	6.875%	632,000	659,689
CVS Health Corp.
03/25/2038	4.780%	3,280,000	3,078,766
DaVita, Inc.(a)
07/15/2033	6.750%	449,000	465,681
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	9,570,000	9,849,222
HCA, Inc.
06/01/2028	5.200%	2,456,000	2,514,149
09/01/2030	3.500%	16,702,000	16,032,465
IQVIA, Inc.(a)
05/15/2030	6.500%	294,000	305,031
06/01/2032	6.250%	646,000	672,358
LifePoint Health, Inc.(a)
10/15/2030	11.000%	192,000	211,662
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	404,000	415,719
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	580,000	563,461
10/01/2029	5.250%	1,078,000	1,073,492
Select Medical Corp.(a)
12/01/2032	6.250%	268,000	271,728
Star Parent, Inc.(a)
10/01/2030	9.000%	1,132,000	1,208,756
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	392,000	403,997
Tenet Healthcare Corp.
02/01/2027	6.250%	304,000	304,496
11/01/2027	5.125%	521,000	520,895
10/01/2028	6.125%	410,000	410,478
01/15/2030	4.375%	955,000	932,094
05/15/2031	6.750%	463,000	480,340
Total			45,303,960
Healthcare Insurance 1.1%
Centene Corp.
10/15/2030	3.000%	13,166,000	11,774,864
UnitedHealth Group, Inc.
01/15/2031	4.650%	2,295,000	2,329,615
04/15/2031	4.900%	5,811,000	5,958,069
04/15/2034	5.000%	10,675,000	10,857,832
04/15/2054	5.375%	2,403,000	2,308,737
Total			33,229,117
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 0.8%
APA Corp.
02/15/2055	6.750%	2,470,000	2,464,811
Baytex Energy Corp.(a)
04/30/2030	8.500%	668,000	683,981
03/15/2032	7.375%	693,000	682,680
Civitas Resources, Inc.(a)
07/01/2028	8.375%	347,000	358,372
11/01/2030	8.625%	109,000	112,673
07/01/2031	8.750%	941,000	966,878
06/15/2033	9.625%	1,023,000	1,096,492
CNX Resources Corp.(a)
01/15/2029	6.000%	523,000	525,740
03/01/2032	7.250%	405,000	422,272
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	1,136,000	1,136,107
Comstock Resources, Inc.(a)
03/01/2029	6.750%	17,000	16,833
01/15/2030	5.875%	345,000	328,309
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	167,000	167,266
04/15/2030	6.000%	212,000	206,686
04/15/2032	6.250%	677,000	642,416
11/01/2033	8.375%	170,000	175,871
02/15/2035	7.250%	1,149,000	1,105,913
Matador Resources Co.(a)
04/15/2028	6.875%	320,000	326,110
04/15/2032	6.500%	453,000	457,027
04/15/2033	6.250%	647,000	647,374
Occidental Petroleum Corp.
08/01/2027	5.000%	1,647,000	1,670,485
10/01/2054	6.050%	7,187,000	7,016,019
Permian Resources Operating LLC(a)
01/15/2032	7.000%	759,000	787,535
02/01/2033	6.250%	414,000	421,559
SM Energy Co.(a)
08/01/2029	6.750%	418,000	417,068
08/01/2032	7.000%	487,000	476,275
Total			23,312,752
Integrated Energy 0.3%
BP Capital Markets America, Inc.
11/17/2027	5.017%	8,385,000	8,547,768
Leisure 0.3%
Boyne USA, Inc.(a)
05/15/2029	4.750%	140,000	137,121
Carnival Corp.(a)
08/01/2032	5.750%	880,000	904,107
02/15/2033	6.125%	313,000	322,769
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
04/15/2027	5.375%	440,000	438,191
10/01/2028	6.500%	204,000	204,510
Cinemark USA, Inc.(a)
07/15/2028	5.250%	262,000	260,839
08/01/2032	7.000%	98,000	101,713
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	345,000	345,005
NCL Corp., Ltd.(a)
01/15/2031	5.875%	612,000	611,990
02/01/2032	6.750%	367,000	377,230
09/15/2033	6.250%	373,000	376,910
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	1,523,000	1,526,009
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%	508,000	515,234
Vail Resorts, Inc.(a)
05/15/2032	6.500%	297,000	308,200
Viking Cruises Ltd.(a)
02/15/2029	7.000%	547,000	550,374
07/15/2031	9.125%	277,000	296,781
10/15/2033	5.875%	808,000	820,386
Total			8,097,369
Life Insurance 0.1%
Lincoln Financial Global Funding(a)
01/13/2030	5.300%	21,000	21,714
Met Tower Global Funding(a)
04/12/2029	5.250%	3,479,000	3,603,330
Total			3,625,044
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(a)
05/01/2028	5.750%	67,000	67,062
09/15/2033	5.750%	300,000	305,643
Hilton Grand Vacations Borrower Escrow LLC(a)
07/01/2031	4.875%	173,000	159,867
01/15/2032	6.625%	647,000	657,089
Hilton Worldwide Finance LLC/Corp.
04/01/2027	4.875%	267,000	266,873
Marriott Ownership Resorts, Inc.(a)
10/01/2033	6.500%	963,000	948,666
Total			2,405,200
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 0.6%
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	669,000	664,844
06/01/2029	7.500%	754,000	739,862
04/01/2030	7.875%	775,000	812,714
02/15/2031	7.125%	412,000	424,860
03/15/2033	7.500%	420,000	439,560
Gray Media, Inc.(a)
07/15/2032	9.625%	257,000	258,269
08/15/2033	7.250%	325,000	318,576
iHeartCommunications, Inc.(a)
05/01/2029	9.125%	254,752	234,899
05/01/2030	10.875%	210,388	151,573
Mav Acquisition Corp.(a)
08/01/2029	8.000%	493,000	497,115
McGraw-Hill Education, Inc.(a)
09/01/2031	7.375%	415,000	425,819
Meta Platforms, Inc.(i)
11/15/2035	4.875%	2,388,000	2,394,833
11/15/2055	5.625%	3,361,000	3,335,156
11/15/2065	5.750%	3,700,000	3,661,430
Outfront Media Capital LLC/Corp.(a)
03/15/2030	4.625%	764,000	736,580
02/15/2031	7.375%	123,000	130,047
Roblox Corp.(a)
05/01/2030	3.875%	409,000	391,439
Snap, Inc.(a)
03/01/2033	6.875%	950,000	972,475
03/15/2034	6.875%	592,000	601,967
Univision Communications, Inc.(a)
08/15/2028	8.000%	445,000	458,350
WarnerMedia Holdings, Inc.
03/15/2032	4.279%	348,000	319,049
03/15/2042	5.050%	1,270,000	1,019,047
03/15/2052	5.141%	186,000	141,825
Total			19,130,289
Metals and Mining 0.2%
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%	207,000	218,928
Cleveland-Cliffs, Inc.(a)
11/01/2029	6.875%	115,000	118,166
03/15/2032	7.000%	84,000	85,886
05/01/2033	7.375%	89,000	92,068
Compass Minerals International, Inc.(a)
07/01/2030	8.000%	344,000	358,045
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Constellium SE(a)
06/15/2028	5.625%	489,000	487,999
04/15/2029	3.750%	375,000	358,069
08/15/2032	6.375%	701,000	720,692
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	734,000	732,201
04/01/2029	6.125%	524,000	529,757
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	1,068,000	1,019,435
Kaiser Aluminum Corp.(a),(i)
03/01/2034	5.875%	405,000	403,502
Novelis Corp.(a)
01/30/2030	4.750%	554,000	534,821
08/15/2031	3.875%	631,000	578,071
08/15/2033	6.375%	350,000	354,883
Novelis, Inc.(a)
01/30/2030	6.875%	109,000	113,142
Total			6,705,665
Midstream 0.8%
AmeriGas Partners LP/Finance Corp.(a)
06/01/2030	9.500%	625,000	657,985
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	352,000	364,344
CNX Midstream Partners LP(a)
04/15/2030	4.750%	1,023,000	979,787
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	1,155,000	1,204,497
06/30/2033	7.375%	918,000	931,500
Enbridge, Inc.
04/05/2027	5.250%	4,086,000	4,147,130
Galaxy Pipeline Assets Bidco Ltd.(a)
09/30/2040	3.250%	3,995,000	3,281,693
Hess Midstream Operations LP(a)
10/15/2030	5.500%	275,000	276,815
ITT Holdings LLC(a)
08/01/2029	6.500%	87,000	84,358
NuStar Logistics LP
06/01/2026	6.000%	951,000	954,049
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	1,600,000	1,370,329
Rockies Express Pipeline LLC(a)
03/15/2033	6.750%	275,000	288,105
Sunoco LP(a),(h),(k)
	7.875%	682,000	693,544
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sunoco LP(a)
05/01/2029	7.000%	301,000	312,733
05/01/2032	7.250%	299,000	315,163
07/01/2033	6.250%	496,000	506,532
TransMontaigne Partners LLC(a)
06/15/2030	8.500%	1,060,000	1,110,026
Venture Global Calcasieu Pass LLC(a)
08/15/2031	4.125%	655,000	605,823
11/01/2033	3.875%	953,000	842,487
Venture Global LNG, Inc.(a),(h),(k)
	9.000%	1,212,000	1,132,796
Venture Global LNG, Inc.(a)
02/01/2029	9.500%	507,000	545,883
01/15/2030	7.000%	415,000	419,859
06/01/2031	8.375%	465,000	477,362
02/01/2032	9.875%	292,000	311,800
Venture Global Plaquemines LNG LLC(a)
05/01/2033	7.500%	348,000	383,196
01/15/2034	6.500%	769,000	805,530
05/01/2035	7.750%	348,000	392,679
01/15/2036	6.750%	1,760,000	1,864,689
Total			25,260,694
Natural Gas 0.1%
NiSource, Inc.
05/01/2030	3.600%	3,737,000	3,622,605
Oil Field Services 0.2%
Archrock Partners LP/Finance Corp.(a)
09/01/2032	6.625%	174,000	178,908
Kodiak Gas Services LLC(a)
10/01/2033	6.500%	341,000	349,428
10/01/2035	6.750%	194,000	199,794
Nabors Industries, Inc.(a)
01/31/2030	9.125%	634,000	666,199
08/15/2031	8.875%	1,158,000	1,101,025
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	584,246	600,724
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	1,244,238	1,279,837
Transocean, Inc.(a)
05/15/2031	8.500%	520,000	515,640
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	904,000	933,695
Total			5,825,250
Other Industry 0.0%
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	215,000	212,176
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	173,000	178,046
04/15/2030	6.625%	277,000	286,570
Total			676,792
Other REIT 0.1%
Ladder Capital Finance Holdings LLLP/Corp.(a)
06/15/2029	4.750%	415,000	407,281
07/15/2031	7.000%	181,000	189,898
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
10/01/2028	5.875%	401,000	400,433
05/15/2029	4.875%	233,000	226,390
02/01/2030	7.000%	178,000	182,401
RHP Hotel Properties LP/Finance Corp.(a)
04/01/2032	6.500%	323,000	332,186
06/15/2033	6.500%	298,000	307,708
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	219,000	217,380
09/15/2029	4.000%	241,000	226,719
Service Properties Trust
06/15/2029	8.375%	227,000	225,867
Service Properties Trust(a)
11/15/2031	8.625%	309,000	325,779
Total			3,042,042
Packaging 0.1%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	1,463,000	1,365,478
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2030	8.750%	1,144,000	1,146,961
04/15/2032	6.750%	337,000	338,120
Total			2,850,559
Pharmaceuticals 1.4%
1261229 BC Ltd.(a)
04/15/2032	10.000%	1,620,000	1,695,025
AbbVie, Inc.
03/15/2029	4.800%	15,237,000	15,589,373
11/21/2029	3.200%	4,208,000	4,061,365
Bausch Health Companies, Inc.(a)
06/01/2028	4.875%	502,000	458,950
Gilead Sciences, Inc.
03/01/2026	3.650%	18,174,000	18,144,937
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	1,465,000	1,415,902
Organon Finance 1 LLC(a)
04/30/2028	4.125%	266,000	252,890
04/30/2031	5.125%	130,000	99,812
Total			41,718,254
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.4%
Acrisure LLC/Finance, Inc.(a)
02/01/2029	8.250%	138,000	143,825
08/01/2029	6.000%	650,000	643,482
07/01/2032	6.750%	272,000	279,121
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	6.750%	538,000	539,815
04/15/2028	6.750%	782,000	795,903
11/01/2029	5.875%	423,000	422,044
10/01/2031	6.500%	165,000	169,466
10/01/2032	7.375%	1,025,000	1,059,384
AmWINS Group, Inc.(a)
02/15/2029	6.375%	385,000	392,384
Ardonagh Finco Ltd.(a)
02/15/2031	7.750%	724,000	757,118
Ardonagh Group Finance Ltd.(a)
02/15/2032	8.875%	1,289,000	1,344,363
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	1,076,000	1,071,507
Howden UK Refinance PLC/2 PLC/US Refinance LLC(a)
02/15/2032	8.125%	233,000	240,417
HUB International Ltd.(a)
01/31/2032	7.375%	975,000	1,010,905
HUB International, Ltd.(a)
06/15/2030	7.250%	1,320,000	1,378,722
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	700,000	723,461
Ryan Specialty LLC(a)
08/01/2032	5.875%	391,000	397,612
Total			11,369,529
Railroads 0.4%
Canadian Pacific Railway Co.
12/02/2031	2.450%	6,461,000	5,758,209
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	488,000	497,643
Norfolk Southern Corp.
06/15/2026	2.900%	4,357,000	4,323,923
Watco Cos LLC/Finance Corp.(a)
08/01/2032	7.125%	1,239,000	1,283,432
Total			11,863,207
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(a)
09/15/2029	5.625%	231,000	234,886
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	1,007,000	933,490
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Yum! Brands, Inc.
03/15/2031	3.625%	223,000	209,340
04/01/2032	5.375%	460,000	464,413
Total			1,842,129
Retailers 0.2%
Advance Auto Parts, Inc.(a)
08/01/2030	7.000%	199,000	201,402
08/01/2033	7.375%	320,000	323,950
Asbury Automotive Group, Inc.(a)
02/15/2032	5.000%	282,000	271,349
Beach Acquisition Bidco LLC(a),(g)
07/15/2033	10.000%	874,000	940,088
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	153,000	148,464
01/15/2030	6.375%	88,000	89,888
Hanesbrands, Inc.(a)
02/15/2031	9.000%	512,000	540,609
L Brands, Inc.(a)
10/01/2030	6.625%	418,000	428,926
L Brands, Inc.
11/01/2035	6.875%	336,000	351,136
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	219,000	213,342
08/01/2031	8.250%	227,000	238,806
Lithia Motors, Inc.(a)
01/15/2031	4.375%	325,000	309,886
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	596,000	545,525
Total			4,603,371
Technology 1.7%
Amentum Escrow Corp.(a)
08/01/2032	7.250%	930,000	967,712
Block, Inc.(a)
08/15/2030	5.625%	327,000	331,914
08/15/2033	6.000%	255,000	260,715
Block, Inc.
06/01/2031	3.500%	214,000	199,233
05/15/2032	6.500%	667,000	692,239
Broadcom, Inc.(a)
11/15/2036	3.187%	6,413,000	5,473,563
CACI International, Inc.(a)
06/15/2033	6.375%	553,000	574,942
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	149,000	125,044
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	308,000	254,929
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clarivate Science Holdings Corp.(a)
07/01/2029	4.875%	1,191,000	1,111,837
Cloud Software Group, Inc,(a)
08/15/2033	6.625%	157,000	157,421
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	1,586,000	1,639,895
06/30/2032	8.250%	694,000	729,520
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	1,840,000	1,692,818
Ellucian Holdings, Inc.(a)
12/01/2029	6.500%	135,000	136,761
Entegris Escrow Corp.(a)
06/15/2030	5.950%	1,096,000	1,111,712
Fair Isaac Corp.(a)
05/15/2033	6.000%	453,000	462,539
Gen Digital, Inc.(a)
04/01/2033	6.250%	417,000	428,991
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	861,000	912,695
HealthEquity, Inc.(a)
10/01/2029	4.500%	587,000	571,507
Intel Corp.
03/25/2050	4.750%	3,510,000	2,966,195
International Business Machines Corp.
05/15/2026	3.300%	8,620,000	8,586,459
ION Platform Finance US Inc./SARL(a)
05/01/2028	4.625%	580,000	544,643
05/15/2028	5.750%	801,000	764,513
05/01/2029	8.750%	939,000	953,062
05/30/2029	9.500%	550,000	561,766
ION Platform Finance US, Inc.(a)
09/30/2032	7.875%	678,000	661,430
Iron Mountain, Inc.(a)
09/15/2027	4.875%	555,000	553,341
07/15/2028	5.000%	140,000	139,143
09/15/2029	4.875%	42,000	41,448
07/15/2030	5.250%	319,000	317,680
01/15/2033	6.250%	151,000	154,660
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	1,094,000	1,071,638
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	855,000	923,101
NCR Corp.(a)
04/15/2029	5.125%	160,000	158,439
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	1,301,000	1,284,676
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	1,090,000	1,045,053
01/15/2033	5.000%	3,969,000	4,007,469
Oracle Corp.
09/26/2065	6.100%	3,230,000	3,069,784
Picard Midco, Inc.(a)
03/31/2029	6.500%	1,319,000	1,329,113
Science Applications International Corp.(a)
11/01/2033	5.875%	566,000	564,468
Seagate Data Storage Technology Pte Ltd.(a)
12/15/2029	8.250%	290,000	308,052
Sensata Technologies, Inc.(a)
07/15/2032	6.625%	246,000	256,199
Shift4 Payments LLC/Finance Sub, Inc.(a)
08/15/2032	6.750%	680,000	702,571
SS&C Technologies, Inc.(a)
06/01/2032	6.500%	283,000	293,241
Synaptics, Inc.(a)
06/15/2029	4.000%	667,000	640,672
UKG, Inc.(a)
02/01/2031	6.875%	858,000	883,035
WEX, Inc.(a)
03/15/2033	6.500%	597,000	610,827
WULF Compute LLC(a)
10/15/2030	7.750%	278,000	288,459
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	951,000	896,836
Total			52,413,960
Transportation Services 0.3%
Avis Budget Car Rental LLC/Finance, Inc.(a)
02/15/2031	8.000%	579,000	588,490
06/15/2032	8.375%	452,000	463,478
ERAC USA Finance LLC(a)
11/01/2025	3.800%	455,000	454,990
05/01/2028	4.600%	7,614,000	7,708,688
Total			9,215,646
Wireless 0.6%
Altice France(a)
03/15/2032	6.500%	519,818	497,923
07/15/2032	6.875%	524,438	503,669
Altice France Lux 3/Holdings 1(a)
01/15/2033	10.000%	111,800	105,134
T-Mobile US, Inc.
02/15/2031	2.550%	6,368,000	5,789,207
02/15/2031	2.875%	12,165,000	11,238,113
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	1,036,000	946,118
07/15/2031	4.750%	57,000	52,787
04/15/2032	7.750%	610,000	632,553
Total			19,765,504
Wirelines 0.3%
AT&T, Inc.
08/15/2035	5.375%	3,393,000	3,477,312
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	599,000	626,077
03/15/2031	8.625%	576,000	607,770
Iliad Holding SAS(a)
10/15/2028	7.000%	470,000	477,025
Iliad Holding SASU(a)
04/15/2031	8.500%	473,000	508,321
04/15/2032	7.000%	406,000	415,618
Optics Bidco SpA(a)
06/04/2038	7.721%	323,000	327,944
Verizon Communications, Inc.
03/21/2031	2.550%	286,000	259,727
Windstream Escrow LLC/Finance Corp.(a)
10/01/2031	8.250%	733,000	748,718
Windstream Services LLC(a)
10/15/2033	7.500%	295,000	294,381
Total			7,742,893
Total Corporate Bonds & Notes (Cost $769,209,120)			749,366,865

Foreign Government Obligations(l),(m) 3.0%

Canada 0.0%
NOVA Chemicals Corp.(a)
02/15/2030	9.000%	486,000	520,158
12/01/2031	7.000%	137,000	145,301
Total			665,459
Colombia 0.3%
Colombia Government International Bond
04/15/2031	3.125%	7,757,000	6,827,237
04/22/2032	3.250%	2,860,000	2,440,774
Total			9,268,011
Dominican Republic 0.0%
Dominican Republic International Bond(a)
01/25/2027	5.950%	785,000	795,890
Egypt 0.1%
Egypt Government International Bond(a)
02/16/2031	5.875%	4,255,000	4,081,446
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Foreign Government Obligations(l),(m) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
France 0.8%
French Republic Government Bond OAT(a)
05/25/2052	0.750%	EUR	11,611,000	6,088,078
05/25/2053	0.750%	EUR	34,759,000	17,672,919
Total				23,760,997
India 0.1%
Export-Import Bank of India(a)
01/15/2030	3.250%		2,250,000	2,145,779
Ivory Coast 0.1%
Ivory Coast Government International Bond(a)
06/15/2033	6.125%		2,801,000	2,721,974
Mexico 0.4%
Mexico Government International Bond
03/22/2033	5.375%		3,085,000	3,092,096
Petroleos Mexicanos
01/28/2031	5.950%		2,613,000	2,554,725
06/15/2035	6.625%		1,375,000	1,315,828
01/23/2050	7.690%		6,712,000	6,084,268
Total				13,046,917
Paraguay 0.1%
Paraguay Government International Bond(a)
08/11/2044	6.100%		2,465,000	2,554,708
Qatar 0.3%
Qatar Government International Bond(a)
03/14/2049	4.817%		2,400,000	2,317,246
Qatar Petroleum(a)
07/12/2031	2.250%		5,762,000	5,198,336
Total				7,515,582
Russian Federation 0.0%
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%		1,320,000	1,063,124
Saudi Arabia 0.1%
Gaci First Investment Co.(a)
10/13/2032	5.250%		4,205,000	4,358,088
South Africa 0.1%
Republic of South Africa Government International Bond
09/30/2049	5.750%		1,994,000	1,681,388
United Arab Emirates 0.3%
DP World Ltd.(a)
09/25/2048	5.625%		3,620,000	3,611,117
Foreign Government Obligations(l),(m) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
DP World PLC(a)
07/02/2037	6.850%		3,540,000	4,079,605
Total				7,690,722
United Kingdom 0.3%
United Kingdom Gilt(a)
07/22/2057	1.750%	GBP	9,580,000	5,943,131
10/22/2061	0.500%	GBP	8,735,000	3,043,727
Total				8,986,858
Total Foreign Government Obligations (Cost $92,947,182)				90,336,943

Joint Ventures(n) 0.8%
Value ($)
Itasca Park LLC(b),(e),(f),(o),(p)	406,049
Itasca Park LLC - Unfunded(b),(e),(f),(o),(p)	22,589,000
Total Joint Ventures (Cost $23,050,000)	22,995,049

Residential Mortgage-Backed Securities - Agency(q) 43.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS(c),(r)
CMO Series 2022-27 Class SJ
-1.0 x 30-day Average SOFR + 6.100% Cap 6.100% 06/25/2052	1.917%	22,958,237	2,437,113
CMO Series 2023-46 Class SC
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2050	1.703%	31,578,483	3,732,375
CMO Series 2023-57 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 02/25/2050	1.703%	37,549,618	5,259,316
CMO Series 2023-65 Class S
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 03/25/2050	1.703%	16,274,716	2,074,252
CMO Series 2025-52 Class AS
-1.0 x 30-day Average SOFR + 5.100% Cap 5.100% 07/25/2055	0.917%	77,330,606	4,430,719
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-52A Class SA
-1.0 x 30-day Average SOFR + 5.100% Cap 5.100% 07/25/2055	0.917%	44,493,854	2,611,869
Fannie Mae REMICS(c)
CMO Series 2022-60A Class FA
30-day Average SOFR + 0.700% Floor 0.700%, Cap 6.000% 09/25/2052	4.883%	24,756,216	24,362,167
CMO Series 2025-10 Class FB
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 02/25/2055	5.033%	13,216,342	13,113,314
CMO Series 2025-15 Class ME
30-day Average SOFR + 3.300% Floor 3.300%, Cap 7.800% 04/25/2055	7.483%	15,684,792	16,061,188
CMO Series 2025-86 Class FH
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 09/25/2055	5.033%	29,706,104	29,433,741
Federal Home Loan Mortgage Corp.
04/01/2026	4.000%	3,718	3,709
12/01/2046	3.500%	4,079,980	3,869,657
12/01/2051	2.500%	16,972,918	14,606,164
03/01/2052	2.000%	24,448,250	19,877,880
05/01/2052	3.000%	44,195,400	39,381,961
09/01/2052- 11/01/2054	5.000%	49,425,761	49,806,590
02/01/2053- 05/01/2053	4.500%	54,525,566	53,456,757
12/01/2053	5.500%	16,916,960	17,323,668
12/01/2053	6.000%	20,202,113	21,008,846
Series 2024
08/01/2054	5.500%	23,316,059	23,885,672
Federal Home Loan Mortgage Corp.(s)
09/01/2049	3.000%	3,753,174	3,375,133
10/01/2053	5.000%	14,498,277	14,664,186
Federal Home Loan Mortgage Corp.(c),(r)
CMO Series 3922 Class SH
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 09/15/2041	1.552%	144,637	12,541
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4097 Class ST
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/15/2042	1.702%	476,569	64,917
CMO Series 4620 Class AS
-1.0 x 30-day Average SOFR + 0.554% 11/15/2042	1.694%	399,292	41,099
CMO Series 4903 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/25/2049	1.753%	7,985,814	884,841
CMO Series 4979 Class KS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2048	1.753%	4,075,710	546,486
CMO STRIPS Series 2012-278 Class S1
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/15/2042	1.702%	602,133	62,714
CMO STRIPS Series 309 Class S4
-1.0 x 30-day Average SOFR + 5.856% Cap 5.970% 08/15/2043	1.622%	297,244	32,225
Federal Home Loan Mortgage Corp.(r)
CMO Series 4176 Class BI
03/15/2043	3.500%	563,422	65,992
Federal Home Loan Mortgage Corp. REMICS(c),(r)
CMO Series 4703 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/15/2047	1.802%	15,572,536	1,925,019
CMO Series 4920 Class SA
-1.0 x 30-day Average SOFR + 6.164% Cap 6.050% 10/15/2049	1.753%	28,054,435	3,124,417
CMO Series 5345 Class SE
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 01/15/2048	1.652%	23,938,543	2,662,880
Federal Home Loan Mortgage Corp. REMICS(r)
CMO Series 5034 Class GI
11/25/2050	2.500%	16,307,305	2,395,305
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5078 Class TI
02/25/2051	2.500%	21,588,267	3,149,204
CMO Series 5187 Class IK
01/25/2052	3.000%	19,625,964	3,349,767
Federal National Mortgage Association(c)
6-month Term SOFR + 1.415% Floor 1.415%, Cap 11.040% 06/01/2032	5.915%	1,878	1,885
1-year CMT + 2.305% Floor 2.305%, Cap 10.430% 07/01/2037	6.305%	42,031	43,199
Federal National Mortgage Association
08/01/2043- 07/01/2052	4.000%	66,111,803	63,577,808
04/01/2049- 04/01/2052	3.000%	33,659,840	30,205,781
01/01/2052- 04/01/2052	2.500%	43,068,705	36,874,698
05/01/2052	3.500%	68,622,150	63,693,474
09/01/2052- 09/01/2053	5.000%	29,105,926	29,313,419
10/01/2053	5.500%	18,445,036	18,906,346
CMO Series 2017-72 Class B
09/25/2047	3.000%	3,711,120	3,482,417
Federal National Mortgage Association(s)
01/01/2052	3.000%	17,512,153	15,666,751
Federal National Mortgage Association(c),(r)
CMO Series 2013-101 Class CS
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 10/25/2043	1.603%	1,555,926	167,994
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2045	1.853%	932,415	118,675
CMO Series 2016-31 Class VS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2046	1.703%	674,374	84,944
CMO Series 2016-53 Class KS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/25/2046	1.703%	3,085,463	372,613
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-57 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/25/2046	1.703%	6,538,494	756,614
CMO Series 2017-109 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2048	1.853%	3,261,672	403,764
CMO Series 2017-20 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 04/25/2047	1.803%	2,978,717	382,673
CMO Series 2017-54 Class NS
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	1.853%	2,782,476	357,768
CMO Series 2017-54 Class SN
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	1.853%	5,550,722	748,965
CMO Series 2018-66 Class SM
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	1.903%	3,613,449	473,999
CMO Series 2018-67 MS Class MS
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	1.903%	2,770,179	373,031
CMO Series 2018-74 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 10/25/2048	1.853%	4,830,213	551,871
CMO Series 2019-33 Class SB
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2049	1.753%	11,615,275	1,302,342
CMO Series 2019-42 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/25/2049	1.753%	20,498,270	2,241,047
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-60 Class SH
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 10/25/2049	1.753%	7,597,911	912,097
CMO Series 2019-67 Class SE
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 11/25/2049	1.753%	6,397,737	886,760
Federal National Mortgage Association REMICS(c),(r)
CMO Series 2013-26 Class SE
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 04/25/2043	1.853%	12,559,483	1,396,294
CMO Series 2019-25 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2049	1.753%	17,608,515	1,996,920
Freddie Mac REMICS(r)
CMO Series 5152 Class XI
11/25/2050	2.500%	34,558,975	3,679,788
CMO Series 5287 Class NI
05/25/2051	3.500%	18,121,305	3,458,908
Freddie Mac REMICS(c),(r)
CMO Series 5326 Class SE
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 08/25/2053	1.767%	18,553,688	1,494,145
CMO Series 5362 Class S
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 05/15/2049	1.702%	20,696,482	2,493,009
Freddie Mac REMICS(c)
CMO Series 5460 Class FN
30-day Average SOFR + 1.100% Floor 1.100%, Cap 6.500% 10/25/2054	5.283%	24,580,151	24,610,807
CMO Series 5462 Class FA
30-day Average SOFR + 1.100% Floor 1.100%, Cap 6.500% 10/25/2054	5.283%	22,467,991	22,496,026
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5500A Class FE
30-day Average SOFR + 1.400% Floor 1.400%, Cap 6.500% 02/25/2055	5.583%	14,335,031	14,423,742
CMO Series 5513 Class MQ
30-day Average SOFR + 3.950% Cap 8.250% 06/25/2054	8.133%	16,027,466	16,581,731
CMO Series 5513 Class MU
30-day Average SOFR + 3.950% Cap 8.250% 11/25/2054	8.133%	30,999,637	32,153,989
CMO Series 5518 Class FC
30-day Average SOFR + 1.320% Floor 1.320%, Cap 6.500% 03/25/2055	5.503%	16,280,950	16,372,459
CMO Series 5534 Class FD
30-day Average SOFR + 1.250% Floor 1.250%, Cap 6.500% 05/25/2055	5.433%	18,215,575	18,253,993
CMO Series 5542 Class F
30-day Average SOFR + 4.300% 05/25/2055	8.483%	10,018,566	10,253,945
CMO Series 5560 Class MB
30-day Average SOFR + 4.600% Cap 8.700% 06/25/2055	8.452%	15,720,903	16,231,367
CMO Series 5563 Class FT
30-day Average SOFR + 1.350% Floor 1.350%, Cap 6.500% 08/25/2055	5.533%	19,788,364	19,913,064
CMO Series 5573 Class F
30-day Average SOFR + 1.000% Cap 8.550% 09/25/2055	8.483%	9,176,733	9,488,883
Government National Mortgage Association
04/20/2048	4.500%	2,730,327	2,716,166
Government National Mortgage Association(r)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	2,504,866	243,941
CMO Series 2020-175 Class KI
11/20/2050	2.500%	19,904,155	2,937,268
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-189 Class HI
12/20/2050	3.000%	23,580,076	4,121,453
CMO Series 2020-191 Class UG
12/20/2050	3.500%	12,750,390	2,152,312
CMO Series 2021-119 Class QI
07/20/2051	3.000%	17,602,483	2,951,887
CMO Series 2021-140 Class IJ
08/20/2051	3.000%	29,253,857	4,853,668
CMO Series 2021-16 Class KI
01/20/2051	2.500%	17,545,857	2,590,149
CMO Series 2021-89 Class IO
05/20/2051	3.000%	18,911,602	3,183,687
CMO Series 2021-97 Class IQ
06/20/2051	2.500%	10,819,701	1,429,268
Government National Mortgage Association(c),(r)
CMO Series 2015-110 Class MS
-1.0 x 1-month Term SOFR + 5.596% Cap 5.710% 08/20/2045	1.565%	9,912,874	1,047,964
CMO Series 2016-120 Class NS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 09/20/2046	1.955%	18,280,422	2,719,884
CMO Series 2017-130 Class GS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	2.055%	8,178,246	1,156,036
CMO Series 2017-130 Class HS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	2.055%	3,581,021	462,028
CMO Series 2017-134 Class SD
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2047	2.055%	13,260,313	2,111,981
CMO Series 2017-149 Class BS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2047	2.055%	4,452,526	654,382
CMO Series 2017-153 Class SE
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2047	2.055%	17,236,946	2,448,727
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-163 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 11/20/2047	2.055%	1,893,695	252,492
CMO Series 2017-37 Class SB
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 03/20/2047	2.005%	2,687,458	403,242
CMO Series 2018-103 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	2.055%	2,521,885	314,471
CMO Series 2018-112 Class LS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	2.055%	3,130,874	388,487
CMO Series 2018-125 Class SK
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 09/20/2048	2.105%	4,067,136	461,818
CMO Series 2018-134 Class KS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2048	2.055%	3,295,320	373,620
CMO Series 2018-139 Class SC
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 10/20/2048	2.005%	2,360,649	277,709
CMO Series 2018-148 Class HS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 11/20/2045	2.055%	18,896,290	2,357,932
CMO Series 2018-148 Class SB
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 01/20/2048	2.055%	6,320,205	942,973
CMO Series 2018-151 Class SA
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 11/20/2048	2.005%	5,328,501	643,158
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-89 Class MS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 06/20/2048	2.055%	3,171,576	429,570
CMO Series 2018-89 Class SM
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 06/20/2048	2.055%	4,249,149	499,839
CMO Series 2018-91 Class DS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2048	2.055%	3,274,522	367,664
CMO Series 2019-20 Class JS
-1.0 x 1-month Term SOFR + 5.886% Cap 6.000% 02/20/2049	1.855%	5,095,869	589,786
CMO Series 2019-5 Class SH
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 01/20/2049	2.005%	3,598,550	404,081
CMO Series 2019-56 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2049	2.005%	3,893,185	469,405
CMO Series 2019-59 Class KS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2049	1.905%	3,936,482	477,572
CMO Series 2019-6 Class SD
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2049	1.955%	16,555,785	2,150,580
CMO Series 2019-85 Class SC
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2049	2.005%	3,523,982	374,277
CMO Series 2019-90 Class SD
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2049	2.005%	5,614,186	812,980
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-21 Class VS
-1.0 x 1-month Term SOFR + 6.164% Cap 6.050% 02/20/2050	1.905%	2,792,162	381,601
CMO Series 2020-61 Class SW
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	1.905%	21,115,782	2,361,581
CMO Series 2020-62 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2050	2.005%	4,975,353	601,221
CMO Series 2021-116 Class YS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2050	2.055%	21,484,825	3,244,301
CMO Series 2022-18 Class SL
-1.0 x 30-day Average SOFR + 6.300% Cap 6.300% 01/20/2052	2.116%	19,222,497	3,006,010
CMO Series 2022-207 Class SC
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2050	1.955%	33,531,190	4,266,143
CMO Series 2022-63 Class GS
-1.0 x 30-day Average SOFR + 5.500% Cap 5.500% 04/20/2052	1.316%	24,964,971	2,668,516
CMO Series 2022-81 Class SK
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	2.055%	17,698,647	2,097,454
CMO Series 2023-101 Class SE
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 07/20/2053	1.816%	20,271,860	1,061,076
CMO Series 2023-132 Class SB
-1.0 x 30-day Average SOFR + 6.500% Cap 6.500% 09/20/2053	2.316%	39,170,960	3,177,399
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-141 Class SN
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 04/20/2049	1.905%	31,406,789	3,917,890
CMO Series 2023-17 Class SY
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	1.905%	32,262,079	3,585,843
CMO Series 2023-66 Class AS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 09/20/2049	1.955%	28,071,490	3,455,634
CMO Series 2024-30 Class XH
-1.0 x 30-day Average SOFR + 5.850% Cap 5.850% 02/20/2054	1.666%	31,806,913	2,516,611
CMO Series 2024-51 Class SA
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 03/20/2054	1.816%	25,351,311	2,474,557
CMO Series 2024-59 Class JS
30-day Average SOFR + 7.150% Cap 7.150% 04/20/2054	2.966%	38,122,915	4,492,012
CMO Series 2024-59 Class SW
-1.0 x 30-day Average SOFR + 5.450% Cap 5.450% 04/20/2054	1.266%	23,849,188	1,815,753
CMO Series 2024-64 Class KS
-1.0 x 30-day Average SOFR + 5.450% Cap 5.450% 04/20/2054	1.266%	53,454,964	4,501,384
CMO Series 2024-92 Class DS
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 05/20/2054	1.766%	17,591,590	1,542,712
CMO Series 2025-41 Class HS
-1.0 x 30-day Average SOFR + 5.340% Cap 5.340% 03/20/2055	1.156%	35,023,858	2,742,277
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(c)
CMO Series 2025-39 Class M
30-day Average SOFR + 4.000% Floor 4.000%, Cap 7.700% 03/20/2055	6.636%	12,661,781	13,064,324
Government National Mortgage Association TBA(i)
11/20/2053	5.000%	25,000,000	24,921,080
11/20/2054	4.000%	36,000,000	34,042,784
11/20/2054	4.500%	50,000,000	48,791,563
Uniform Mortgage-Backed Security TBA(i)
11/18/2040	3.000%	32,000,000	30,659,641
11/13/2053	5.000%	15,000,000	14,923,305
11/13/2053	5.500%	52,500,000	53,040,575
11/14/2054	3.500%	40,000,000	36,874,444
11/14/2054	4.000%	15,000,000	14,230,612
11/14/2054	4.500%	50,000,000	48,731,074
11/13/2055	6.000%	31,000,000	31,699,266
Total Residential Mortgage-Backed Securities - Agency (Cost $1,326,729,153)			1,325,954,789

Residential Mortgage-Backed Securities - Non-Agency 17.0%

A&D Mortgage Trust(a),(h)
CMO Series 2025-NQM4 Class A1
10/25/2070	5.225%	12,437,229	12,451,565
Angel Oak Mortgage Trust(a),(h)
CMO Series 2025-8 Class A1
07/25/2070	5.410%	8,263,158	8,316,980
CAFL Issuer LLC(a),(h)
CMO Series 2021-RTL1 Class A1
03/28/2029	2.239%	878,715	878,715
CHNGE Mortgage Trust(a),(t)
CMO Series 2022-1 Class M1
01/25/2067	3.990%	4,000,000	3,467,913
CHNGE Mortgage Trust(a),(h)
CMO Series 2023-3 Class A1
07/25/2058	7.100%	5,814,299	5,855,737
CIM Trust(a),(h)
CMO Series 2025-NR1 Class A1
06/25/2064	5.000%	5,436,483	5,325,685
Citigroup Mortgage Loan Trust, Inc.(a)
Subordinated CMO Series 2014-C Class B1
02/25/2054	4.250%	380,224	378,674
COLT Mortgage Loan Trust(a),(t)
CMO Series 2021-3 Class A1
09/27/2066	0.956%	5,341,420	4,588,038
CMO Series 2021-5 Class A3
11/26/2066	2.807%	6,400,000	5,080,135
CMO Series 2021-6 Class A3
12/25/2066	3.006%	8,426,000	6,882,984
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COLT Mortgage Loan Trust(a),(h)
CMO Series 2024-7 Class A1
12/26/2069	5.538%	6,389,132	6,449,564
Credit Suisse Mortgage Trust(a),(t)
CMO Series 2021-NQM1 Class A3
05/25/2065	1.199%	1,033,132	947,549
Cross Mortgage Trust(a),(t)
CMO Series 2024-H7 Class A1
11/25/2069	5.585%	8,271,178	8,338,158
CMO Series 2025-H5 Class A1
07/25/2070	5.509%	5,785,104	5,826,872
Deephaven Residential Mortgage Trust(a),(t)
CMO Series 2020-2 Class M1
05/25/2065	4.112%	6,397,636	6,345,731
CMO Series 2021-4 Class A1
11/25/2066	1.931%	4,985,693	4,488,008
CMO Series 2021-4 Class A3
11/25/2066	2.239%	5,189,254	4,683,402
EASY(a),(h)
CMO Series 2025-RTL1 Class A1
05/25/2040	6.456%	10,900,000	11,051,917
Ellington Financial Mortgage Trust(a),(t)
CMO Series 2019-2 Class M1
11/25/2059	3.469%	2,500,000	2,329,771
FIGRE Trust(a),(t)
CMO Series 2023-HE3 Class B
01/25/2042	6.971%	2,854,538	2,950,158
FMC GMSR Issuer Trust(a),(t)
CMO Series 2020-GT1 Class A
01/25/2026	4.450%	10,500,000	10,403,901
Freddie Mac STACR REMIC Trust(a),(c)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	6.006%	1,221,489	1,224,568
CMO Series 2022-HQA1 Class M2
30-day Average SOFR + 5.250% 03/25/2042	9.606%	5,132,000	5,402,894
Freddie Mac STACR Single Seller Risk Transfer Debt Notes(a),(c)
Subordinated CMO Series 2019-CS03 Class B2
30-day Average SOFR + 0.114% 10/25/2032	4.454%	9,613,737	9,034,724
Freddie Mac STACR Single Seller Risk Transfer Debt Notes(r)
Subordinated CMO Series 2019-CS03 Class IO
10/25/2029	0.270%	785,574,687	5,842,633
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(c)
CMO Series 2020-CS01 Class B1
30-day Average SOFR + 0.114% 04/25/2033	4.454%	8,092,788	7,916,384
CMO Series 2020-CS01 Class B2
30-day Average SOFR + 0.114% 04/25/2033	4.454%	15,000,000	12,428,659
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(r)
CMO Series 2020-CS01 Class IO1
04/25/2030	0.080%	1,702,007,030	4,029,842
CMO Series 2020-CS01 Class IO2
04/25/2030	0.125%	1,702,007,030	6,296,745
GCAT Trust(a),(t)
CMO Series 2021-CM1 Class A1
04/25/2065	2.469%	3,961,971	3,793,369
CMO Series 2021-NQM6 Class A2
08/25/2066	2.710%	4,100,000	3,445,581
CMO Series 2021-NQM6 Class A3
08/25/2066	2.810%	7,500,000	5,993,722
CMO Series 2021-NQM7 Class A3
08/25/2066	2.891%	10,000,000	8,173,984
CMO Series 2025-NQM5 Class A1
08/25/2070	4.981%	17,533,691	17,517,666
GCAT Trust(a),(h)
CMO Series 2025-NQM3 Class A1
05/25/2070	5.550%	6,450,153	6,509,198
Genworth Mortgage Insurance Corp.(a),(c)
CMO Series 2021-3 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 02/25/2034	7.083%	2,782,271	2,786,812
GITSIT Mortgage Loan Trust(a),(h)
CMO Series 2025-NPL1 Class A1
02/25/2055	6.276%	4,316,244	4,326,962
GS Mortgage-Backed Securities Trust(a),(h)
CMO Series 2025-NQM4 Class A1
10/25/2065	5.003%	10,415,001	10,390,190
HOMES Trust(a),(h)
CMO Series 2025-AFC2 Class AIA
06/25/2060	5.471%	8,004,542	8,051,831
HTAP Issuer Trust(a)
CMO Series 2024-2 Class A
04/25/2042	6.500%	12,586,667	12,583,365
CMO Series 2025-1 Class A
11/25/2042	6.500%	2,548,176	2,549,733
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Imperial Fund Mortgage Trust(a),(t)
CMO Series 2021-NQM4 Class A2
01/25/2057	2.296%	2,799,501	2,499,769
Legacy Mortgage Asset Trust(a),(h)
CMO Series 2021-GS1 Class A1
10/25/2066	5.892%	4,397,404	4,399,579
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	3,279,703	3,278,296
MFA Trust(a),(t)
CMO Series 2020-NQM1 Class M1
08/25/2049	3.071%	2,800,000	2,612,019
CMO Series 2020-NQM2 Class M1
04/25/2065	3.034%	12,854,000	12,439,699
MFA Trust(h)
CMO Series 2024-NPL1 Class A1
09/25/2054	6.330%	12,858,693	12,932,371
Mill City Mortgage Loan Trust(a),(h)
CMO Series 2023-NQM1 Class A1
10/25/2067	6.050%	3,464,167	3,464,638
New Residential Mortgage Loan Trust(a),(t)
Subordinated CMO Series 2020-RPL1 Class B4
11/25/2059	3.834%	10,000,000	7,088,302
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	1,259,163	1,256,339
PRET LLC(a),(h)
CMO Series 2024-NPL6 Class A1
10/25/2054	5.926%	11,590,800	11,594,348
CMO Series 2024-NPL6 Class A2
10/25/2054	8.716%	7,500,000	7,507,270
CMO Series 2024-NPL7 Class A1
10/25/2054	5.925%	8,907,462	8,910,186
CMO Series 2024-NPL8 Class A1
11/25/2054	5.963%	6,681,516	6,684,180
CMO Series 2025-NPL4 Class A1
04/25/2055	6.368%	8,188,565	8,224,616
PRPM LLC(a),(h)
CMO Series 2024-8 Class A1
12/25/2029	5.897%	5,604,314	5,606,099
CMO Series 2025-2 Class A1
05/25/2030	6.469%	8,711,782	8,725,280
PRPM Trust(a),(t)
CMO Series 2025-NQM3 Class A1
05/25/2070	5.606%	9,525,669	9,600,163
PRPM Trust(a),(h)
CMO Series 2025-NQM4 Class A1
07/25/2070	4.980%	6,814,108	6,803,246
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Radnor Re Ltd.(a),(c)
CMO Series 2024-1 Class M1A
30-day Average SOFR + 2.000% Floor 2.000% 09/25/2034	6.183%	1,045,110	1,046,567
RCO Trust(a),(h)
CMO Series 2025-PR1 Class A
02/25/2055	6.250%	6,630,186	6,583,157
RCO VIII Mortgage LLC(a),(h)
CMO Series 2025-3 Class A1
05/25/2030	6.435%	3,982,255	3,991,391
RCO X Mortgage LLC(a),(h)
CMO Series 2025-1 Class A1
01/25/2030	5.875%	7,950,942	8,007,498
SAIF Securitization Trust(a),(h)
CMO Series 2025-CES1 Class A1
06/25/2065	5.406%	8,383,179	8,378,620
Saluda Grade Alternative Mortgage Trust(a),(t)
Subordinated CMO Series 2023-FIG4 Class CE
11/25/2053	49.381%	4,217,066	7,293,632
SG Residential Mortgage Trust(a),(t)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	3,763,621	3,712,953
Starwood Mortgage Residential Trust(a),(t)
CMO Series 2020-3 Class M1
04/25/2065	3.544%	6,500,000	5,904,840
CMO Series 2021-3 Class A1
06/25/2056	1.127%	1,441,373	1,277,814
CMO Series 2021-6 Class A3
11/25/2066	2.930%	13,954,000	10,694,367
CMO Series 2022-2 Class A1
02/25/2067	3.166%	2,194,406	2,133,288
Structured Agency Credit Risk(c)
Subordinated CMO Series 2020-CS02 Class B1
30-day Average SOFR + 0.114% 06/25/2033	4.465%	6,786,768	6,612,138
Toorak Mortgage Trust(a),(h)
CMO Series 2024-RRTL2 Class A1
09/25/2039	5.504%	10,200,000	10,237,282
Toorak Mortgage Trust(a),(t)
CMO Series 2025-RRTL1 Class M1
02/25/2040	6.791%	4,800,000	4,795,099
Unlock HEA Trust(a)
CMO Series 2023-1 Class A
10/25/2038	7.000%	6,686,857	6,690,829
Vericrest Opportunity Loan Transferee CVI LLC(a),(h)
CMO Series 2021-NP12 Class A1
12/26/2051	2.734%	10,179,337	10,185,339
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verus Securitization Trust(a),(t)
CMO Series 2021-5 Class A2
09/25/2066	1.218%	1,474,951	1,288,011
CMO Series 2021-5 Class A3
09/25/2066	1.373%	2,792,684	2,441,552
CMO Series 2021-5 Class M1
09/25/2066	2.331%	2,600,000	1,905,006
CMO Series 2021-7 Class A3
10/25/2066	2.240%	5,129,097	4,548,803
CMO Series 2021-R1 Class A1
10/25/2063	0.820%	604,678	587,341
Subordinated CMO Series 2021-8 Class B1
11/25/2066	4.242%	12,412,000	10,785,484
Verus Securitization Trust(a),(h)
CMO Series 2025-6 Class A1
07/25/2070	5.417%	11,566,739	11,645,360
Visio Trust(a),(t)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	107,097	106,173
Visio Trust(a)
CMO Series 2021-1R Class A1
05/25/2056	1.280%	3,703,752	3,451,424
CMO Series 2021-1R Class A2
05/25/2056	1.484%	1,178,290	1,101,267
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $529,357,216)			514,371,954

Rights 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Wireless Telecommunication Services 0.0%
Altice Luxembourg France SA, CVR(a),(b),(e),(f),(p)	467	6,735
Total Communication Services		6,735
Total Rights (Cost $27)		6,735

Senior Loans 2.1%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
Goat Holdco LLC(c),(u)
Tranche B Term Loan
1-month Term SOFR + 2.750% 01/27/2032	6.715%	55,523	55,453
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Karman Holdings, Inc.(c),(u)
Term Loan
3-month Term SOFR + 3.500% 04/01/2032	7.502%	65,468	65,673
TransDigm, Inc.(c),(u)
Tranche J Term Loan
3-month Term SOFR + 2.500% 02/28/2031	6.502%	296,250	296,576
Tranche M Term Loan
3-month Term SOFR + 2.500% 08/19/2032	6.502%	38,217	38,226
Total			455,928
Airlines 0.0%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(c),(u)
Term Loan
3-month Term SOFR + 3.250% 05/28/2032	7.134%	33,835	33,937
American Airlines, Inc.(c),(u)
Term Loan
6-month Term SOFR + 2.250% 06/04/2029	6.258%	297,000	295,978
Total			329,915
Automotive 0.0%
American Axle & Manufacturing, Inc.(c),(u)
Tranche B Term Loan
6-month Term SOFR + 3.000% Floor 0.500% 12/13/2029	7.052%	150,000	149,671
Clarios Global LP(c),(u)
1st Lien Term Loan
1-month Term SOFR + 2.750% 01/28/2032	6.715%	314,873	315,563
First Brands Group LLC(j),(u)
1st Lien Term Loan
03/30/2027	9.570%	295,472	94,256
First Brands Group LLC(c),(u),(v)
Tranche A Term Loan
3-month Term SOFR + 1.550% 06/29/2026	5.534%	25,700	27,212
Total			586,702
Brokerage/Asset Managers/Exchanges 0.1%
Aretec Group, Inc.(c),(u)
Tranche B3 1st Lien Term Loan
1-month Term SOFR + 3.500% 08/09/2030	7.465%	295,517	296,483
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chicago US Midco III LP(c),(u),(v)
Delayed Draw Term Loan
3-month Term SOFR + 3.000% 10/30/2032	1.250%	23,229	23,200
Term Loan
3-month Term SOFR + 3.000% 10/30/2032	6.468%	156,411	156,216
Focus Financial Partners LLC(c),(u)
Tranche B Term Loan
1-month Term SOFR + 2.750% 09/15/2031	6.715%	289,475	290,109
GTCR Everest Borrower LLC(c),(u)
Term Loan
3-month Term SOFR + 2.750% 09/05/2031	6.752%	182,377	182,862
HighTower Holding LLC(c),(u)
Term Loan
3-month Term SOFR + 2.750% 02/03/2032	7.071%	146,981	146,797
Jefferies Finance LLC(c),(u)
Term Loan
1-month Term SOFR + 2.750% 10/21/2031	6.798%	168,763	165,388
June Purchaser LLC(c),(u),(v),(w)
Delayed Draw Term Loan
3-month Term SOFR + 2.750% 11/28/2031	2.750%	19,286	19,363
June Purchaser LLC(c),(u)
Term Loan
3-month Term SOFR + 2.750% 11/28/2031	6.752%	115,136	115,596
Orion Midco Ltd.(c),(u),(v)
1st Lien Term Loan
3-month Term SOFR + 3.500% 10/08/2032	7.427%	444,966	446,915
Osaic Holdings, Inc.(c),(u)
Term Loan
1-month Term SOFR + 3.000% 07/30/2032	6.965%	218,578	218,851
PEX Holdings LLC(c),(u)
Term Loan
6-month Term SOFR + 2.750% 11/26/2031	6.752%	200,333	200,167
Russell Investments US Institutional Holdco, Inc.(c),(u)
Term Loan
1-month Term SOFR + 1.500% Floor 1.000% 05/30/2027	8.965%	407,191	394,214
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
VFH Parent LLC(c),(u)
Tranche B2 Term Loan
1-month Term SOFR + 2.500% 06/21/2031	6.465%	201,538	201,601
Total			2,857,762
Building Materials 0.1%
Cornerstone Building Brands, Inc.(c),(u)
Tranche C Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 05/15/2031	8.532%	44,379	38,749
DG Investment Intermediate Holdings 2, Inc.(c),(u)
1st Lien Term Loan
1-month Term SOFR + 3.750% 07/09/2032	7.715%	39,655	39,680
Green Infrastructure Partners, Inc.(c),(u)
Term Loan
3-month Term SOFR + 2.750% 09/24/2032	6.753%	232,655	232,802
Gulfside Supply, Inc.(c),(u)
Term Loan
3-month Term SOFR + 3.000% 06/17/2031	7.002%	139,925	138,031
Johnstone Supply LLC(c),(u)
Term Loan
1-month Term SOFR + 2.500% 06/09/2031	6.502%	422,930	423,391
Kodiak BP LLC(c),(u)
Term Loan
3-month Term SOFR + 3.750% 12/04/2031	7.752%	23,446	23,270
LBM Acquisition LLC(c),(u)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 06/06/2031	7.881%	295,490	284,840
Madison Safety & Flow LLC(c),(u),(v)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 2.500% 09/26/2031	6.468%	241,966	242,873
Park River Holdings, Inc.(c),(u)
Term Loan
3-month Term SOFR + 4.500% 03/15/2031	8.485%	92,952	93,197
Quikrete Holdings, Inc.(c),(u)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.250% 04/14/2031	6.215%	294,747	295,098
Tranche B3 1st Lien Term Loan
1-month Term SOFR + 2.250% 02/10/2032	6.215%	476	477
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Smyrna Ready Mix Concrete LLC(c),(u)
Term Loan
1-month Term SOFR + 3.000% 04/02/2029	6.977%	21,912	21,912
Specialty Building Products Holdings LLC(c),(u)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/15/2028	7.815%	117,532	112,464
Standard Building Solutions, Inc.(c),(u)
Term Loan
1-month Term SOFR + 1.750% Floor 0.500% 09/22/2028	5.752%	98,065	98,310
White Cap Supply Holdings LLC(c),(u)
Tranche C Term Loan
1-month Term SOFR + 3.250% 10/19/2029	7.215%	295,489	296,044
Total			2,341,138
Cable and Satellite 0.0%
Iridium Communications, Inc.(c),(u)
Tranche B4 Term Loan
1-month Term SOFR + 2.250% Floor 0.750% 09/20/2030	6.215%	250,000	233,992
Sunrise Financing Partnership(c),(u)
Tranche AAA Term Loan
6-month Term SOFR + 2.500% 02/15/2032	6.691%	152,000	151,477
Telesat Canada(c),(u)
Tranche B5 Term Loan
3-month Term SOFR + 2.750% 12/07/2026	7.210%	200,000	156,166
Virgin Media Bristol LLC(c),(u)
Tranche N Term Loan
1-month Term SOFR + 2.500% 01/31/2028	6.647%	10,078	10,069
Total			551,704
Chemicals 0.2%
A-AP Buyer, Inc.(c),(u)
Term Loan
3-month Term SOFR + 2.750% 09/09/2031	6.752%	142,989	142,810
Chemours Co. (The)(c),(u)
Tranche B4 Term Loan
1-month Term SOFR + 3.500% 10/15/2032	7.465%	319,892	314,214
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ineos Quattro Holdings UK Ltd.(c),(u),(v)
Tranche B Term Loan
1-month Term SOFR + 4.250% 04/02/2029	8.315%	3,264,500	2,712,245
Ineos US Finance LLC(c),(u)
Term Loan
1-month Term SOFR + 3.000% 02/07/2031	6.965%	296,258	250,634
Innophos Holdings, Inc.(c),(u)
Term Loan
1-month Term SOFR + 4.250% 03/16/2029	8.329%	148,429	141,473
Lummus Technology Holdings V LLC(c),(u)
Tranche B Term Loan
1-month Term SOFR + 2.500% 12/31/2029	6.465%	168,527	168,105
Olympus Water US Holding Corp.(c),(u)
Tranche B6 Term Loan
3-month Term SOFR + 3.000% 06/20/2031	7.002%	274,029	271,015
Rockpoint Gas Storage Partners LP(c),(u)
Term Loan
3-month Term SOFR + 2.500% 09/18/2031	6.502%	148,875	149,107
USALCO LLC(c),(u),(v),(w)
Delayed Draw Term Loan
3-month Term SOFR + 1.000% 09/30/2031	1.000%	24,572	24,564
USALCO LLC(c),(u)
Term Loan
1-month Term SOFR + 3.500% 09/30/2031	7.465%	236,707	236,634
W. R. Grace Holdings LLC(c),(u)
Tranche B1 Term Loan
3-month Term SOFR + 3.000% 08/19/2032	7.002%	69,823	69,365
Windsor Holdings III LLC(c),(u)
Tranche B Term Loan
1-month Term SOFR + 2.750% 08/01/2030	6.727%	294,780	294,043
Total			4,774,209
Consumer Cyclical Services 0.1%
Allied Universal Holdco LLC(c),(u)
Term Loan
1-month Term SOFR + 3.250% 08/20/2032	7.315%	206,970	207,701
AmSpec Parent LLC(c),(u)
Delayed Draw Term Loan
3-month Term SOFR + 3.500% 12/22/2031	7.443%	19,980	20,080
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Term Loan
3-month Term SOFR + 3.500% 12/22/2031	7.502%	129,675	130,323
Arches Buyer, Inc.(c),(u)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	7.315%	294,588	294,915
Conservice Midco LLC(c),(u)
Term Loan
1-month Term SOFR + 2.750% 05/13/2030	6.715%	295,523	295,398
Corporation Service Co.(c),(u)
Tranche B Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 11/02/2029	5.965%	287,088	285,475
Ensemble RCM LLC(c),(u)
Tranche B Term Loan
3-month Term SOFR + 3.000% 08/01/2029	6.840%	84,486	84,789
Fleet Midco I Ltd.(c),(u)
Tranche B2 Term Loan
6-month Term SOFR + 2.500% 02/21/2031	6.542%	101,657	101,784
OMNIA Partners LLC(c),(u)
Tranche B Term Loan
3-month Term SOFR + 2.500% 07/25/2030	6.359%	148,500	148,570
PG Polaris Bidco SARL(c),(u),(v)
Term Loan
1-month Term SOFR + 2.750% 03/26/2031	6.715%	454,970	456,335
Prime Security Services Borrower LLC(c),(u)
Tranche B1 1st Lien Term Loan
6-month Term SOFR + 2.000% 10/13/2030	6.129%	132,753	132,463
Raven Acquisition Holdings LLC(c),(u),(v),(w)
Delayed Draw Term Loan
3-month Term SOFR + 3.000% 11/19/2031	3.000%	21,673	21,671
Raven Acquisition Holdings LLC(c),(u)
Term Loan
1-month Term SOFR + 3.000% 11/19/2031	6.965%	301,907	301,879
WW International, Inc.(c),(u)
Term Loan
3-month Term SOFR + 6.800% 06/24/2030	10.803%	250,000	221,043
Total			2,702,426
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.0%
ACP TARA Holdings, Inc.(c),(u),(v)
Tranche B Term Loan
3-month Term SOFR + 3.250% 09/17/2032	7.500%	175,068	175,506
Bombardier Recreational Products, Inc.(c),(u)
Term Loan
1-month Term SOFR + 2.250% 01/22/2031	6.215%	294,013	293,572
Lavender Dutch Borrow BV(c),(u),(v)
Term Loan
3-month Term SOFR + 3.250% 09/27/2032	7.393%	144,066	144,066
Osmosis Buyer Ltd.(c),(u)
Tranche B Term Loan
3-month Term SOFR + 3.000% 07/31/2028	7.129%	249,373	249,830
Recess Holdings, Inc.(c),(u)
1st Lien Term Loan
3-month Term SOFR + 3.750% 02/20/2030	7.615%	295,517	296,533
SRAM LLC(c),(u)
Term Loan
1-month Term SOFR + 2.000% 02/27/2032	5.920%	52,919	52,676
Total			1,212,183
Diversified Manufacturing 0.1%
Dynamo Midco BV(c),(u)
Tranche B1 Term Loan
1-month Term SOFR + 3.250% 09/30/2031	7.363%	59,400	59,623
EMRLD Borrower LP(c),(u)
Term Loan
3-month Term SOFR + 2.250% 05/31/2030	6.449%	281,851	280,998
Husky Injection Molding Systems Ltd./Yukon Acquisition, Inc.(c),(u)
Term Loan
6-month Term SOFR + 3.750% 02/15/2029	7.753%	251,206	251,794
Madison IAQ LLC(c),(u)
Term Loan
6-month Term SOFR + 2.500% 06/21/2028	6.702%	295,385	295,721
Pinnacle Buyer LLC(c),(u)
Tranche B Term Loan
3-month Term SOFR + 2.500% 10/01/2032	6.485%	125,806	126,278
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tiger Acquisition LLC(c),(u)
Term Loan
1-month Term SOFR + 2.500% 08/23/2032	6.502%	285,720	286,523
TK Elevator Midco GmbH(c),(u)
Tranche B Term Loan
6-month Term SOFR + 3.000% 04/30/2030	7.197%	294,789	296,449
WEC US Holdings Ltd.(c),(u)
Term Loan
1-month Term SOFR + 2.250% 01/27/2031	6.384%	281,645	282,236
Total			1,879,622
Electric 0.1%
Astoria Project Partners LLC/Energy LLC(c),(u)
Tranche B Term Loan
3-month Term SOFR + 2.750% 06/23/2032	6.712%	287,469	288,188
Bayonne Energy Center LLC(c),(u)
Tranche B Term Loan
3-month Term SOFR + 3.000% 10/01/2032	6.985%	200,360	200,611
Calpine Corp.(c),(u)
Term Loan
1-month Term SOFR + 1.750% 01/31/2031	5.715%	298,500	298,219
Carroll County Energy LLC(c),(u)
Term Loan
3-month Term SOFR + 3.250% 06/30/2031	7.252%	116,966	117,154
Compass Power Generation LLC(c),(u)
Tranche B4 Term Loan
1-month Term SOFR + 3.250% 04/14/2029	7.215%	45,844	46,116
Cornerstone Generation LLC(c),(u)
Tranche B Term Loan
3-month Term SOFR + 3.250% 08/11/2032	7.476%	150,000	151,313
CPV Fairview LLC(c),(u)
Tranche B Term Loan
1-month Term SOFR + 2.500% 08/14/2031	6.465%	55,365	55,434
EFS Cogen Holdings I LLC(c),(u)
Tranche B Term Loan
3-month Term SOFR + 3.000% 10/03/2031	7.002%	384,649	386,572
Hamilton Projects Acquiror LLC(c),(u)
Term Loan
1-month Term SOFR + 2.500% 05/30/2031	6.465%	117,132	117,490
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Invenergy Thermal Operating I LLC(c),(u)
Tranche B Term Loan
3-month Term SOFR + 3.500% 05/17/2032	7.734%	51,095	51,319
Tranche C Term Loan
3-month Term SOFR + 3.500% 05/17/2032	7.734%	3,653	3,669
Lackawanna Energy Center LLC(c),(u)
Tranche B Term Loan
1-month Term SOFR + 3.000% 08/05/2032	7.106%	146,205	146,388
South Field Energy LLC(c),(u)
Tranche B Term Loan
3-month Term SOFR + 3.000% 08/29/2031	7.002%	47,669	47,907
Tranche C Term Loan
3-month Term SOFR + 3.000% 08/29/2031	7.002%	2,865	2,879
West Deptford Energy Holdings LLC(c),(u)
Term Loan
1-month Term SOFR + 4.000% 07/24/2032	7.965%	80,832	80,024
Total			1,993,283
Environmental 0.0%
EnergySolutions LLC/Envirocare of Utah LLC(c),(u)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 09/20/2030	7.215%	153,812	154,534
GFL Environmental Services, Inc.(c),(u)
Term Loan
3-month Term SOFR + 2.500% 03/03/2032	6.671%	150,000	149,850
Northstar Group Services, Inc.(c),(u)
Tranche B Term Loan
3-month Term SOFR + 4.750% Floor 0.500% 05/31/2030	8.590%	102,246	103,012
Reworld Holding Corp.(c),(u)
Tranche B1 Term Loan
1-month Term SOFR + 2.250% 11/30/2028	6.281%	367,144	367,144
Tranche C1 Term Loan
1-month Term SOFR + 2.250% 11/30/2028	6.281%	28,420	28,420
Tidal Waste & Recycling Holdings LLC(c),(u)
Term Loan
3-month Term SOFR + 3.000% 10/24/2031	7.002%	59,700	59,909
Total			862,869
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 0.0%
Red SPV LLC(c),(u)
Term Loan
1-month Term SOFR + 2.250% 03/15/2032	6.281%	52,369	52,172
Snacking Inv Bidco Pty Ltd.(c),(u),(v)
Tranche B Term Loan
3-month Term SOFR + 3.000% 10/08/2032	6.838%	178,472	179,067
Total			231,239
Food and Beverage 0.1%
A-AG US GSI Bidco, Inc.(c),(u)
Term Loan
3-month Term SOFR + 5.000% 10/31/2031	9.002%	107,792	107,186
Aramark Intermediate HoldCo Corp.(c),(u)
Tranche B9 Term Loan
1-month Term SOFR + 1.750% 04/06/2028	5.715%	300,000	300,063
Aspire Bakeries Holdings LLC(c),(u)
Term Loan
1-month Term SOFR + 3.500% 12/23/2030	7.468%	104,914	105,242
CHG PPC Parent LLC(b),(c),(u)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/08/2028	7.079%	58,614	58,834
Dechra Pharmaceuticals Holdings Ltd.(c),(u)
Tranche B1 Term Loan
6-month Term SOFR + 3.250% 01/27/2032	7.447%	395,891	396,635
Froneri International Ltd.(c),(u),(v)
Tranche B6 Term Loan
6-month Term SOFR + 2.500% 08/02/2032	6.372%	304,763	304,537
Golden State Foods LLC(c),(u)
Term Loan
3-month Term SOFR + 4.000% 12/04/2031	7.998%	338,060	338,882
Primo Brands Corp.(c),(u)
1st Lien Term Loan
3-month Term SOFR + 2.250% 03/31/2028	6.252%	494,194	495,405
Sazerac Co., Inc.(c),(u)
Tranche B1 Term Loan
1-month Term SOFR + 2.500% 07/09/2032	6.580%	400,080	401,892
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Utz Quality Foods LLC(c),(u),(v)
1st Lien Term Loan
3-month Term SOFR + 2.500% 01/29/2032	6.502%	300,000	299,589
Total			2,808,265
Gaming 0.1%
Caesars Entertainment, Inc.(c),(u)
Tranche B1 Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 02/06/2031	6.215%	217,737	215,451
ECL Entertainment LLC(c),(u)
Tranche B Term Loan
1-month Term SOFR + 3.000% 08/30/2030	6.965%	143,494	142,912
Entain PLC(c),(u),(v)
Tranche B6 Term Loan
3-month Term SOFR + 2.250% 10/31/2029	6.252%	396,251	395,934
Fertitta Entertainment LLC(c),(u)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 01/27/2029	7.215%	294,657	294,300
Flutter Entertainment PLC(c),(u)
Tranche B Term Loan
3-month Term SOFR + 1.750% 11/30/2030	5.752%	294,750	293,129
3-month Term SOFR + 2.000% 06/04/2032	6.002%	158,793	157,801
HRNI Holdings LLC(c),(u)
Tranche B Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 12/11/2028	8.402%	267,188	258,726
Jack Ohio Finance LLC(c),(u)
Term Loan
1-month Term SOFR + 4.000% 02/02/2032	7.965%	59,700	59,401
Ontario Gaming GTA LP(c),(u)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 08/01/2030	8.240%	248,010	231,993
Peninsula PAC Entertainment LLC(c),(u),(v),(w)
Tranche B Term Loan
3-month Term SOFR + 0.000% 10/01/2032	6.410%	23,014	22,957
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Peninsula Pacific Entertainment Development LLC(c),(u)
Tranche B Term Loan
3-month Term SOFR + 4.750% 10/01/2032	8.735%	98,195	97,949
Penn Entertainment, Inc.(c),(u)
Tranche B Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 05/03/2029	6.465%	294,670	295,021
Scientific Games Holdings LP(c),(u)
Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 04/04/2029	6.934%	296,248	292,471
Voyager Parent LLC(c),(u)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.750% 07/01/2032	8.752%	163,861	163,677
Total			2,921,722
Health Care 0.1%
CHG Healthcare Services, Inc.(c),(u)
1st Lien Term Loan
1-month Term SOFR + 2.750% 09/29/2028	6.591%	249,375	250,061
Mamba Purchaser, Inc.(c),(u)
1st Lien Term Loan
1-month Term SOFR + 2.750% 10/14/2031	6.752%	118,397	118,656
Medline Borrower LP(c),(u)
Term Loan
1-month Term SOFR + 2.000% 10/23/2030	5.965%	447,499	447,624
Paradigm Parent LLC(c),(u),(v)
Term Loan
3-month Term SOFR + 4.500% 04/16/2032	8.382%	250,000	222,577
Parexel International, Inc.(c),(u)
Term Loan
1-month Term SOFR + 2.500% 11/15/2028	6.465%	283,311	284,005
Resonetics LLC(c),(u)
1st Lien Term Loan
3-month Term SOFR + 2.750% 06/18/2031	6.593%	395,083	395,083
Star Parent, Inc.(c),(u)
Tranche B Term Loan
3-month Term SOFR + 4.000% 09/27/2030	8.002%	295,500	295,896
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Surgery Center Holdings, Inc.(c),(u)
Term Loan
1-month Term SOFR + 2.500% 12/19/2030	6.465%	295,509	296,148
Upstream Newco, Inc.(c),(u)
1st Lien Term Loan
3-month Term SOFR + 4.250% 11/20/2026	8.352%	294,615	254,548
WS Audiology A/S(c),(u)
Tranche B8 Term Loan
6-month Term SOFR + 3.500% 02/28/2029	7.198%	221,556	222,165
Total			2,786,763
Healthcare Insurance 0.0%
Alera Group, Inc.(c),(u)
1st Lien Term Loan
1-month Term SOFR + 3.250% 05/30/2032	7.215%	49,478	49,715
Home Construction 0.0%
Construction Partners, Inc.(c),(u)
Term Loan
1-month Term SOFR + 2.500% 11/03/2031	6.465%	398,995	399,493
Tecta America Corp.(c),(u)
Term Loan
1-month Term SOFR + 3.000% 02/18/2032	6.968%	47,592	47,711
Total			447,204
Independent Energy 0.0%
Hilcorp Energy I LP(c),(u)
Term Loan
1-month Term SOFR + 2.000% 02/11/2030	6.032%	59,700	59,738
Leisure 0.1%
Alterra Mountain Co.(c),(u)
Tranche B8 Term Loan
1-month Term SOFR + 2.500% 05/31/2030	6.465%	67,630	67,758
Tranche B9 Term Loan
1-month Term SOFR + 2.500% 08/17/2028	6.465%	278,879	279,577
Bulldog Purchaser, Inc.(c),(u)
1st Lien Term Loan
3-month Term SOFR + 3.750% 06/27/2031	7.685%	344,997	346,290
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cinemark USA, Inc.(c),(u)
Term Loan
3-month Term SOFR + 2.250% 05/24/2030	6.225%	394,527	394,247
Crown Finance US, Inc.(c),(u)
Term Loan
1-month Term SOFR + 4.500% 12/02/2031	8.629%	126,545	126,206
EOC Borrower LLC(c),(u)
Tranche B Term Loan
1-month Term SOFR + 3.000% 03/24/2032	6.965%	44,888	45,056
Motion Acquisition Ltd.(c),(u)
Tranche B Term Loan
3-month Term SOFR + 3.500% 11/12/2029	7.502%	100,228	86,535
TKO Worldwide Holdings LLC(c),(u)
Tranche B5 1st Lien Term Loan
3-month Term SOFR + 2.000% 11/21/2031	6.038%	261,700	262,229
Total			1,607,898
Life Insurance 0.0%
OneDigital Borrower LLC(c),(u)
1st Lien Term Loan
1-month Term SOFR + 3.000% 07/02/2031	6.965%	179,701	179,625
Lodging 0.0%
Hilton Grand Vacations Borrower LLC(c),(u)
Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 08/02/2028	5.965%	201,486	200,962
SGH2 LLC(c),(u)
Term Loan
6-month Term SOFR + 4.500% 08/18/2032	8.508%	81,034	80,986
Turquoise Topco Ltd.(c),(u),(v)
Tranche B Term Loan
3-month Term SOFR + 3.250% 08/13/2032	7.601%	398,961	392,976
Total			674,924
Media and Entertainment 0.1%
Cengage Learning, Inc.(c),(u)
Term Loan
3-month Term SOFR + 3.500% 03/24/2031	7.616%	197,508	194,496
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Creative Artists Agency LLC(c),(u)
Term Loan
1-month Term SOFR + 2.500% 10/01/2031	6.465%	296,261	296,549
EW Scripps Co. (The)(c),(u)
Tranche B3 Term Loan
1-month Term SOFR + 3.350% 11/30/2029	7.497%	179,435	173,334
NEP Group, Inc.(c),(u),(v)
Term Loan
1-month Term SOFR + 4.500% 10/17/2031	8.465%	249,359	239,072
Plano Holdco, Inc.(c),(u)
Term Loan
3-month Term SOFR + 3.500% 10/02/2031	7.502%	411,736	396,296
Playtika Holding Corp.(c),(u)
Tranche B1 Term Loan
1-month Term SOFR + 2.750% 03/13/2028	6.829%	194,602	190,015
Univision Communications, Inc.(c),(u)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/31/2029	7.329%	396,306	390,362
Total			1,880,124
Midstream 0.1%
CQP Holdco LP(c),(u)
Term Loan
3-month Term SOFR + 2.000% 12/31/2030	6.002%	297,009	297,410
Epic Crude Services LP(c),(u)
Term Loan
3-month Term SOFR + 2.500% 10/15/2031	6.340%	35,393	35,532
GIP Pilot Acquisition Partners LP(c),(u)
Term Loan
3-month Term SOFR + 2.000% 10/04/2030	5.935%	292,247	291,972
ITT Holdings LLC(c),(u)
Term Loan
1-month Term SOFR + 2.475% 10/11/2030	6.440%	399,000	399,000
Oryx Midstream Services Permian Basin LLC(c),(u)
Term Loan
1-month Term SOFR + 2.250% 10/05/2028	6.227%	294,773	295,327
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
WhiteWater DBR Holdco LLC(c),(u)
Tranche B1 Term Loan
3-month Term SOFR + 2.250% 03/03/2031	6.313%	242,392	242,140
Total			1,561,381
Natural Gas 0.0%
AL GCX Fund VIII Holdings LLC(c),(u)
Term Loan
1-month Term SOFR + 2.000% 01/30/2032	6.102%	24,587	24,502
Oil Field Services 0.0%
MRC Global US, Inc.(b),(c),(u)
Term Loan
6-month Term SOFR + 3.500% 10/29/2031	7.198%	180,091	180,091
Other Financial Institutions 0.0%
19th Holdings Golf LLC(c),(u)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/07/2029	7.456%	294,670	292,828
Acuren Delaware Holdco, Inc.(c),(u)
Term Loan
1-month Term SOFR + 2.750% 07/30/2031	6.715%	225,899	226,012
Apex Group Treasury LLC(c),(u)
Term Loan
3-month Term SOFR + 3.500% 02/27/2032	7.755%	266,614	248,951
BCP VI Summit Holdings LP(c),(u)
Term Loan
1-month Term SOFR + 3.000% 01/30/2032	7.155%	51,434	51,578
Chrysaor Bidco SARL(c),(u),(v)
Tranche B1 Term Loan
3-month Term SOFR + 3.250% 10/30/2031	7.144%	79,901	80,021
Hunter Douglas Holding BV(c),(u)
Tranche B1 Term Loan
3-month Term SOFR + 3.250% 01/17/2032	7.252%	268,601	268,889
Opal US LLC(c),(u)
Tranche B4 Term Loan
3-month Term SOFR + 3.000% 04/28/2032	6.902%	162,689	163,325
Total			1,331,604
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Other Industry 0.1%
Artera Services LLC(c),(u)
Tranche C 1st Lien Term Loan
3-month Term SOFR + 4.500% 02/15/2031	8.502%	70,118	59,441
Brand Industrial Services, Inc.(c),(u)
Tranche C Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/01/2030	8.796%	16,417	14,474
Catawba Nation Gaming Authority(c),(u)
Tranche B Term Loan
1-month Term SOFR + 4.750% 03/29/2032	8.715%	145,464	148,465
Chariot Buyer LLC(c),(u),(v)
1st Lien Term Loan
1-month Term SOFR + 3.000% 09/08/2032	6.965%	370,730	371,657
Grant Thornton Advisors LLC(c),(u)
Term Loan
1-month Term SOFR + 2.500% 06/02/2031	6.465%	184,271	183,582
MRP Buyer LLC(c),(u),(v),(w)
Delayed Draw Term Loan
3-month Term SOFR + 3.250% 06/04/2032	5.662%	29,329	28,803
MRP Buyer LLC(c),(u)
Term Loan
3-month Term SOFR + 3.250% 06/04/2032	7.252%	230,442	226,313
Pinnacle Buyer LLC(c),(u),(v),(w)
Term Loan
3-month Term SOFR + 0.000% 10/01/2032	6.606%	24,194	24,284
WireCo WorldGroup, Inc.(c),(u)
Term Loan
3-month Term SOFR + 3.750% 11/13/2028	7.607%	249,365	245,730
Xplor T1 LLC(c),(u),(v)
Tranche B Term Loan
3-month Term SOFR + 3.500% 06/24/2032	7.384%	252,701	252,385
Total			1,555,134
Other REIT 0.0%
OEG Borrower LLC(c),(u)
Term Loan
1-month Term SOFR + 3.500% 06/30/2031	7.531%	55,000	55,137
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Packaging 0.0%
Charter Next Generation, Inc.(c),(u)
1st Lien Term Loan
1-month Term SOFR + 2.750% 11/29/2030	6.798%	343,686	344,847
Clydesdale Acquisition Holdings, Inc.(c),(u),(v),(w)
Delayed Draw Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.250% 04/01/2032	3.250%	1,718	1,714
Clydesdale Acquisition Holdings, Inc.(c),(u)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.175% Floor 0.500% 04/13/2029	7.140%	298,053	297,820
Clydesdale Acquisition Holdings, Inc.(c),(u),(v)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.250% 04/01/2032	7.215%	98,036	97,772
LC Ahab US Bidco LLC(c),(u)
Term Loan
1-month Term SOFR + 3.000% 05/01/2031	6.965%	155,839	156,034
Owens-Brockway Glass Container, Inc.(c),(u)
Tranche B1 Term Loan
3-month Term SOFR + 3.000% 09/30/2032	6.838%	152,540	152,095
Total			1,050,282
Paper 0.0%
Verde Purchaser LLC(c),(u)
Term Loan
3-month Term SOFR + 4.000% 11/30/2030	8.002%	205,948	197,517
Pharmaceuticals 0.0%
Amneal Pharmaceuticals LLC(c),(u)
Term Loan
1-month Term SOFR + 3.500% 08/01/2032	7.465%	137,118	138,088
Property & Casualty 0.1%
Acrisure LLC(c),(u)
Tranche B6 1st Lien Term Loan
1-month Term SOFR + 3.000% 11/06/2030	6.965%	144,858	144,605
Alliant Holdings Intermediate LLC(c),(u)
Term Loan
1-month Term SOFR + 2.500% 09/19/2031	6.465%	435,750	435,179
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Asurion LLC(c),(u)
Tranche B13 1st Lien Term Loan
1-month Term SOFR + 4.250% 09/19/2030	8.215%	99,398	98,943
Broadstreet Partners, Inc.(c),(u)
Tranche B Term Loan
1-month Term SOFR + 2.750% 06/13/2031	6.715%	493,153	494,223
Hub International Ltd.(c),(u)
Term Loan
3-month Term SOFR + 2.250% 06/20/2030	6.120%	402,333	403,576
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd.(c),(u)
Term Loan
1-month Term SOFR + 2.500% 07/31/2031	6.465%	295,509	295,379
Truist Insurance Holdings LLC(c),(u)
1st Lien Term Loan
3-month Term SOFR + 2.750% 05/06/2031	6.752%	243,212	242,777
USI, Inc.(c),(u)
Tranche D Term Loan
3-month Term SOFR + 2.250% 11/21/2029	6.252%	398,992	399,391
Total			2,514,073
Restaurants 0.0%
Dave & Buster’s, Inc.(c),(u)
Tranche B Term Loan
1-month Term SOFR + 3.250% 11/01/2031	7.250%	184,969	164,689
Flynn Restaurant Group LP(c),(u)
1st Lien Term Loan
1-month Term SOFR + 3.750% 01/28/2032	7.715%	402,437	403,757
IRB Holding Corp.(c),(u)
Tranche B Term Loan
1-month Term SOFR + 2.500% 12/15/2027	6.465%	296,261	296,620
Whatabrands LLC(c),(u)
Tranche B Term Loan
1-month Term SOFR + 2.500% 08/03/2028	6.465%	394,007	394,716
Total			1,259,782
Retailers 0.1%
Beach Acquisition Bidco LLC(c),(u)
Tranche B1 Term Loan
3-month Term SOFR + 3.250% 09/12/2032	7.308%	300,000	301,374
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Belron Finance 2019 LLC(c),(u)
Term Loan
3-month Term SOFR + 2.250% 10/16/2031	6.742%	119,247	119,744
Great Outdoors Group LLC(c),(u)
Tranche B3 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/23/2032	7.215%	343,821	343,464
Harbor Freight Tools USA, Inc.(c),(u)
Term Loan
1-month Term SOFR + 2.250% 06/11/2031	6.215%	58,675	57,800
Mavis Tire Express Services Topco Corp.(c),(u)
1st Lien Term Loan
3-month Term SOFR + 3.000% 05/04/2028	7.199%	394,336	394,943
PetSmart LLC(c),(u)
Term Loan
1-month Term SOFR + 4.000% 08/18/2032	8.031%	444,629	437,960
Restoration Hardware, Inc.(c),(u)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 10/20/2028	6.579%	299,221	290,307
Total			1,945,592
Technology 0.5%
Access CIG LLC(c),(u),(v)
1st Lien Term Loan
1-month Term SOFR + 4.000% 08/19/2030	7.965%	368,129	366,115
Adeia, Inc.(b),(c),(u)
Tranche B Term Loan
1-month Term SOFR + 2.500% 06/08/2028	6.465%	223,443	224,281
Ahead DB Holdings LLC(c),(u)
Tranche B5 1st Lien Term Loan
3-month Term SOFR + 2.750% Floor 0.750% 02/01/2031	6.752%	397,877	398,760
Applied Systems, Inc.(c),(u)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 2.250% 02/24/2031	6.252%	148,504	148,709
Ascend Learning LLC(c),(u)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	6.965%	733,905	733,142
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
athenahealth Group, Inc.(c),(u)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 02/15/2029	6.715%	295,470	293,945
Barracuda Parent LLC(c),(u)
1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/15/2029	8.340%	194,953	161,770
BCPE Pequod Buyer, Inc.(c),(u)
Term Loan
1-month Term SOFR + 3.000% 11/25/2031	6.965%	109,118	109,390
Boost Newco Borrower LLC(c),(u)
Tranche B2 Term Loan
3-month Term SOFR + 2.000% 01/31/2031	6.002%	297,754	298,406
Boxer Parent Co., Inc.(c),(u)
Term Loan
3-month Term SOFR + 3.000% 07/30/2031	7.199%	340,519	338,030
Calabrio, Inc.(c),(u),(v)
Term Loan
3-month Term SOFR + 4.000% 10/25/2032	7.986%	167,071	158,717
Camelot US Acquisition LLC(c),(u)
Term Loan
1-month Term SOFR + 2.750% 01/31/2031	6.715%	0	0
Central Parent LLC(c),(u)
1st Lien Term Loan
3-month Term SOFR + 3.250% 07/06/2029	7.252%	172,379	141,484
Cloud Software Group, Inc.(c),(u)
Tranche B1 Term Loan
3-month Term SOFR + 3.250% 08/13/2032	7.252%	240,945	240,870
Cloudera, Inc.(c),(u)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/08/2028	7.815%	293,893	281,403
CoreLogic, Inc.(c),(u)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 06/02/2028	7.579%	397,672	397,275
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cornerstone OnDemand, Inc.(c),(u)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/16/2028	7.829%	398,966	381,679
Cotiviti, Inc.(c),(u)
Term Loan
1-month Term SOFR + 2.750% 05/01/2031	6.884%	295,515	284,188
Dayforce, Inc.(c),(u),(v)
Tranche B Term Loan
3-month Term SOFR + 3.500% 10/07/2032	7.157%	809,918	806,881
DS Admiral Bidco LLC(c),(u)
Term Loan
1-month Term SOFR + 4.250% 06/26/2031	8.215%	144,505	142,880
Ellucian Holdings, Inc.(c),(u)
1st Lien Term Loan
1-month Term SOFR + 2.750% 10/09/2029	6.715%	240,324	240,550
Flash Charm, Inc.(c),(u)
1st Lien Term Loan
3-month Term SOFR + 3.500% Floor 0.750% 03/02/2028	7.796%	170,318	151,503
Fortress Intermediate 3, Inc.(c),(u)
Tranche B Term Loan
1-month Term SOFR + 3.000% 06/27/2031	7.106%	398,875	399,374
Genesys Cloud Services Holdings I LLC(c),(u)
Term Loan
1-month Term SOFR + 2.500% 01/30/2032	6.465%	386,363	381,533
Icon Parent I, Inc.(c),(u)
1st Lien Term Loan
3-month Term SOFR + 2.750% 11/13/2031	6.753%	217,640	217,464
Idemia Group SAS(c),(u)
Tranche B5 Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 09/30/2028	8.252%	395,247	395,741
IGT Holding IV AB(c),(u)
Tranche B7 Term Loan
3-month Term SOFR + 3.000% 09/01/2031	6.951%	296,144	296,884
Informatica LLC(c),(u)
Tranche B Term Loan
1-month Term SOFR + 2.250% 10/27/2028	6.215%	248,711	249,410
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
ION Platform Finance US, Inc.(c),(u)
Term Loan
3-month Term SOFR + 3.750% 10/07/2032	7.685%	369,871	361,878
KnowBe4, Inc.(c),(u)
1st Lien Term Loan
3-month Term SOFR + 3.750% 07/23/2032	7.590%	143,137	142,779
Leia Finco US LLC(c),(u)
1st Lien Term Loan
3-month Term SOFR + 3.250% 10/09/2031	7.185%	240,458	240,872
McAfee Corp.(c),(u)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/01/2029	6.965%	296,252	280,204
Mitchell International, Inc.(c),(u)
1st Lien Term Loan
1-month Term SOFR + 3.250% 06/17/2031	7.215%	399,169	399,389
Neptune BidCo US, Inc.(c),(u)
Tranche A 1st Lien Term Loan
3-month Term SOFR + 4.750% 10/11/2028	8.762%	249,361	240,633
Nielsen Consumer, Inc.(c),(u)
Term Loan
1-month Term SOFR + 2.500% 10/31/2030	6.465%	148,878	148,506
Peraton Corp.(c),(u)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	7.690%	234,881	202,131
Ping Identity Corp.(c),(u),(v)
Term Loan
1-month Term SOFR + 2.750% 10/29/2032		236,383	236,383
PointClickCare Technologies, Inc.(c),(u)
Term Loan
3-month Term SOFR + 2.750% 11/03/2031	6.752%	199,499	199,748
Project Boost Purchaser LLC(c),(u)
1st Lien Term Loan
3-month Term SOFR + 2.750% 07/16/2031	6.668%	311,240	310,381
Proofpoint, Inc.(c),(u)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 08/31/2028	6.965%	307,257	308,360
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Rocket Software, Inc.(c),(u)
Term Loan
1-month Term SOFR + 3.750% 11/28/2028	7.715%	397,864	395,982
Sabre GLBL, Inc.(c),(u)
Tranche B2 Term Loan
1-month Term SOFR + 5.000% 06/30/2028	9.065%	250,000	230,000
Sanmina Corp.(c),(u),(v)
Tranche B Term Loan
1-month Term SOFR + 2.000% 10/27/2032	5.986%	130,586	130,586
Sophos Holdings SARL(c),(u)
1st Lien Term Loan
1-month Term SOFR + 3.500% 03/05/2027	7.579%	504,625	504,837
Sovos Compliance LLC(c),(u)
1st Lien Term Loan
1-month Term SOFR + 3.250% 08/13/2029	7.215%	295,456	295,323
Storable, Inc.(c),(u)
1st Lien Term Loan
1-month Term SOFR + 3.250% 04/16/2031	7.215%	256,489	257,559
UKG, Inc.(c),(u)
1st Lien Term Loan
3-month Term SOFR + 2.500% 02/10/2031	6.338%	311,885	311,667
Ultra Clean Holdings, Inc.(c),(u)
Term Loan
1-month Term SOFR + 2.750% 02/25/2028	6.715%	118,126	118,643
Virtusa Corp.(c),(u)
Tranche B2 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 02/15/2029	7.215%	403,901	398,044
VS Buyer LLC(c),(u)
Term Loan
3-month Term SOFR + 2.250% 04/12/2031	6.090%	350,000	346,500
World Wide Technology Holding Co. LLC(c),(u)
Term Loan
1-month Term SOFR + 2.000% 03/01/2030	5.991%	249,375	249,687
Total			14,550,476
Transportation Services 0.0%
Apple Bidco LLC(c),(u)
1st Lien Term Loan
1-month Term SOFR + 2.500% 09/23/2031	6.465%	397,772	398,695
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Beacon Mobility Corp.(c),(u),(v),(w)
Delayed Draw Term Loan
3-month Term SOFR + 3.250% 08/06/2030	4.423%	34,064	34,255
Beacon Mobility Corp.(c),(u)
Term Loan
3-month Term SOFR + 3.250% 08/06/2030	7.252%	248,665	250,065
Brown Group Holding LLC(c),(u)
Tranche B2 Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 07/01/2031	6.727%	396,006	397,491
First Student Bidco, Inc.(c),(u)
Tranche B Term Loan
3-month Term SOFR + 2.500% 08/15/2030	6.711%	134,163	134,263
Tranche C Term Loan
3-month Term SOFR + 2.500% 08/15/2030	6.711%	24,548	24,561
Student Transportation of America Holdings, Inc.(c),(u)
Tranche B Term Loan
3-month Term SOFR + 3.250% 06/24/2032	7.253%	248,229	250,014
Total			1,489,344
Wireless 0.0%
Crown Subsea Communications Holding, Inc.(c),(u)
Term Loan
1-month Term SOFR + 3.500% 01/30/2031	7.465%	297,000	298,485
Total Senior Loans (Cost $63,021,736)			62,346,446

U.S. Government & Agency Obligations 0.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
09/14/2035	1.630%	21,081,000	16,085,536
Total U.S. Government & Agency Obligations (Cost $16,587,957)			16,085,536

U.S. Treasury Obligations 0.1%

U.S. Treasury
07/31/2028	1.000%	3,500,000	3,264,297
Total U.S. Treasury Obligations (Cost $3,195,011)			3,264,297
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)

Call Option Contracts Purchased 0.2%
Value ($)
(Cost $9,050,272)	7,094,199

Put Option Contracts Purchased 0.2%

(Cost $9,157,200)	6,228,505

Money Market Funds 8.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.220%(o),(x)	255,473,744	255,397,102
Total Money Market Funds (Cost $255,367,781)		255,397,102
Total Investments in Securities (Cost: $3,449,820,247)		3,397,313,269
Other Assets & Liabilities, Net		(364,566,381)
Net Assets		3,032,746,888
At October 31, 2025, securities and/or cash totaling $26,867,359 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
20,213,954 EUR	23,621,703 USD	Citi	11/14/2025	308,950	—
6,802,265 GBP	9,099,990 USD	Citi	11/14/2025	163,650	—
Total				472,600	—

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month Euro Euribor	1,517	12/2025	EUR	371,532,263	—	(112,660)
Long Gilt	200	12/2025	GBP	18,724,000	174,773	—
U.S. Long Bond	1,174	12/2025	USD	137,724,875	540,013	—
U.S. Treasury 10-Year Note	4,538	12/2025	USD	511,304,969	2,260,378	—
U.S. Treasury 10-Year Note	1,112	12/2025	USD	125,291,125	—	(257,785)
U.S. Treasury 5-Year Note	413	12/2025	USD	45,104,117	—	(23,392)
U.S. Treasury Ultra Bond	239	12/2025	USD	28,986,219	1,146,241	—
U.S. Treasury Ultra Bond	543	12/2025	USD	65,855,719	—	(305,704)
Total					4,121,405	(699,541)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bund	(101)	12/2025	EUR	(13,068,390)	—	(133,001)
U.S. Treasury 2-Year Note	(3,160)	12/2025	USD	(658,045,314)	766,862	—
U.S. Treasury Ultra 10-Year Note	(871)	12/2025	USD	(100,586,891)	—	(1,181,240)
Total					766,862	(1,314,241)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	150,000,000	150,000,000	3.50	06/05/2026	2,758,500	1,877,445
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	107,584,000	107,584,000	3.50	06/11/2026	1,775,136	1,370,867
30-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	30,000,000	30,000,000	3.50	10/29/2026	811,500	629,667
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	119,714,000	119,714,000	3.15	03/31/2026	869,922	589,520
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	90,000,000	90,000,000	3.75	05/14/2026	1,719,000	1,860,696
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	115,729,831	115,729,831	3.10	07/09/2026	1,116,214	766,004
Total							9,050,272	7,094,199

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	40,000,000	40,000,000	3.75	12/04/2025	408,000	167,536
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	100,000,000	100,000,000	4.00	11/21/2025	896,700	600
5-Year OTC interest rate swap with Goldman Sachs International to receive SOFR and pay exercise rate	Goldman Sachs International	USD	175,000,000	175,000,000	3.50	02/27/2026	1,137,500	981,698
5-Year OTC interest rate swap with Goldman Sachs International to receive SOFR and pay exercise rate	Goldman Sachs International	USD	100,000,000	100,000,000	3.35	03/18/2026	797,500	948,340
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	100,000,000	100,000,000	3.55	12/29/2025	930,000	249,050
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	312,500,000	312,500,000	3.40	08/05/2026	4,987,500	3,881,281
Total							9,157,200	6,228,505

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
2-Year OTC interest rate swap with JPMorgan to receive SOFR and pay exercise rate	JPMorgan	USD	(240,000,000)	(240,000,000)	3.10	11/21/2025	(312,000)	(37,176)
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	(119,714,000)	(119,714,000)	2.65	03/31/2026	(242,621)	(144,064)
Total							(554,621)	(181,240)

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	5,000,000	637,791	(2,916)	648,819	—	—	(13,944)
CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	7,000,000	892,908	(4,083)	1,634,366	—	—	(745,541)
CMBX North America Index, Series 12 BBB-	Citi	08/17/2061	3.000	Monthly	USD	5,800,000	1,021,391	(3,383)	1,484,970	—	—	(466,962)
CMBX North America Index, Series 11 BBB-	Goldman Sachs International	11/18/2054	3.000	Monthly	USD	1,700,000	216,849	(992)	238,049	—	—	(22,192)
CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	8,000,000	1,639,342	(4,667)	300,652	—	1,334,023	—
CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	1,700,000	216,849	(992)	52,629	—	163,228	—
CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	USD	1,000,000	204,918	(584)	53,760	—	150,574	—
CMBX North America Index, Series 16 BBB-	Morgan Stanley	04/17/2065	3.000	Monthly	USD	5,780,000	989,292	(3,372)	1,272,069	—	—	(286,149)
Total							5,819,340	(20,989)	5,685,314	—	1,647,825	(1,534,788)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CDX North America High Yield Index, Series 45	Morgan Stanley	12/20/2030	5.000	Quarterly	USD	55,000,000	(157,909)	—	—	—	(157,909)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	27.968	USD	7,000,000	(1,434,424)	4,084	—	(773,511)	—	(656,829)
CMBX North America Index, Series 17 BBB-	Goldman Sachs International	12/15/2056	3.000	Monthly	6.049	USD	14,000,000	(1,958,702)	8,167	—	(2,088,646)	138,111	—
CMBX North America Index, Series 17 BBB-	Goldman Sachs International	12/15/2056	3.000	Monthly	6.049	USD	5,000,000	(699,537)	2,917	—	(744,549)	47,929	—
CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	27.968	USD	5,000,000	(1,024,589)	2,917	—	(997,241)	—	(24,431)
CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	27.968	USD	5,000,000	(1,024,589)	2,917	—	(772,496)	—	(249,176)
CMBX North America Index, Series 8 BBB-	Morgan Stanley	10/17/2057	3.000	Monthly	33.540	USD	5,080,525	(1,180,983)	2,963	—	(960,001)	—	(218,019)
Total								(7,322,824)	23,965	—	(6,336,444)	186,040	(1,148,455)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2025, the total value of these securities amounted to $1,200,256,778, which represents 39.58% of total net assets.

(b)	Valuation based on significant unobservable inputs.
(c)	Variable rate security. The interest rate shown was the current rate as of October 31, 2025.
(d)
Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of October 31, 2025 and is not reflective of the cash flow payments.

(e)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2025, the total value of these securities amounted to $35,227,453, which represents 1.16% of total net assets.

(f)	Non-income producing investment.
(g)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(h)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2025.

(i)	Represents a security purchased on a when-issued basis.
(j)	Represents a security in default.
(k)	Perpetual security with no specified maturity date.
(l)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(m)	Principal and interest may not be guaranteed by a governmental entity.
(n)
The Fund’s committed equity ownership interest in the joint venture is 23% of the LLC, which is not held in the form of shares. Investments into the LLC will be called from the Fund over a commitment period ending December 31, 2026. Any unfunded commitments are indicated as such.

(o)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.220%
	124,273,053	739,977,554	(608,861,390)	7,885	255,397,102	(3,810)	3,843,273	255,473,744
Itasca Park LLC
	—	461,000	—	(54,951)	406,049	—	—	—
Itasca Park LLC - Unfunded
	—	22,589,000	—	—	22,589,000	—	—	—
Total	124,273,053			(47,066)	278,392,151	(3,810)	3,843,273

(p)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At October 31, 2025, the total market value of these securities amounted to $23,001,784, which represents 0.76% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Altice Luxembourg France SA, CVR	10/15/2025	467	27	6,735
Itasca Park LLC	09/02/2025	—	461,000	406,049
Itasca Park LLC - Unfunded	07/28/2025	—	22,589,000	22,589,000
			23,050,027	23,001,784

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(q)	Includes comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at October 31, 2025:

Security description	Principal amount ($)	Settlement date	Proceeds receivable ($)	Value ($)
Uniform Mortgage-Backed Security TBA
11/13/2053 3.000%	(28,000,000)	11/13/2025	(24,725,313)	(24,806,250)

(r)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(s)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(t)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of October 31, 2025.

(u)
The stated interest rate represents the weighted average interest rate at October 31, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(v)	Represents a security purchased on a forward commitment basis.
(w)
At October 31, 2025, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
Beacon Mobility Corp. Delayed Draw Term Loan 08/06/2030 4.423%	13,285
Clydesdale Acquisition Holdings, Inc. Delayed Draw Tranche B 1st Lien Term Loan 04/01/2032 3.250%	1,718
June Purchaser LLC Delayed Draw Term Loan 11/28/2031 2.750%	19,286
MRP Buyer LLC Delayed Draw Term Loan 06/04/2032 5.662%	11,648
Peninsula PAC Entertainment LLC Tranche B Term Loan 10/01/2032 6.410%	23,014
Pinnacle Buyer LLC Term Loan 10/01/2032 6.606%	24,194
Raven Acquisition Holdings LLC Delayed Draw Term Loan 11/19/2031 3.000%	21,673
USALCO LLC Delayed Draw Term Loan 09/30/2031 1.000%	24,572

(x)	The rate shown is the seven-day current annualized yield at October 31, 2025.
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
CVR	Contingent Value Rights
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Currency Legend
EUR	Euro
GBP	British Pound
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	296,942,965	28,400,000	325,342,965
Commercial Mortgage-Backed Securities - Non-Agency	—	16,818,023	—	16,818,023
Common Stocks
Communication Services	—	—	184,600	184,600
Industrials	140,401	—	—	140,401
Total Common Stocks	140,401	—	184,600	325,001
Convertible Bonds	—	1,378,860	—	1,378,860
Corporate Bonds & Notes	—	749,325,796	41,069	749,366,865
Foreign Government Obligations	—	90,336,943	—	90,336,943
Joint Ventures	—	—	22,995,049	22,995,049
Residential Mortgage-Backed Securities - Agency	—	1,325,954,789	—	1,325,954,789
Residential Mortgage-Backed Securities - Non-Agency	—	514,371,954	—	514,371,954
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Rights
Communication Services	—	—	6,735	6,735
Total Rights	—	—	6,735	6,735
Senior Loans	—	61,883,240	463,206	62,346,446
U.S. Government & Agency Obligations	—	16,085,536	—	16,085,536
U.S. Treasury Obligations	—	3,264,297	—	3,264,297
Call Option Contracts Purchased	—	7,094,199	—	7,094,199
Put Option Contracts Purchased	—	6,228,505	—	6,228,505
Money Market Funds	255,397,102	—	—	255,397,102
Total Investments in Securities	255,537,503	3,089,685,107	52,090,659	3,397,313,269
Forward Sale Commitments	—	(24,806,250)	—	(24,806,250)
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	472,600	—	472,600
Futures Contracts	4,888,267	—	—	4,888,267
Swap Contracts	—	1,833,865	—	1,833,865
Liability
Futures Contracts	(2,013,782)	—	—	(2,013,782)
Call Option Contracts Written	—	(181,240)	—	(181,240)
Swap Contracts	—	(2,841,152)	—	(2,841,152)
Total	258,411,988	3,064,162,930	52,090,659	3,374,665,577
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 04/30/2025 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 10/31/2025 ($)
Asset-Backed Securities - Non-Agency	12,000,000	-	-	-	28,400,000	(12,000,000)	-	-	28,400,000
Common Stocks	-	-	-	184,599	1	-	-	-	184,600
Corporate Bonds & Notes	41,069	-	-	-	-	-	-	-	41,069
Joint Ventures	-	-	-	(54,951)	23,050,000	-	-	-	22,995,049
Rights	-	-	-	6,708	27	-	-	-	6,735
Senior Loans	160,435	(74)	(9)	4,990	-	(12,278)	411,802	(101,660)	463,206
Total	12,201,504	(74)	(9)	141,346	51,450,028	(12,012,278)	411,802	(101,660)	52,090,659
(a) Change in unrealized appreciation (depreciation) relating to securities held at October 31, 2025 was $141,346, which is comprised of Common Stocks of $184,599, Joint Ventures of $(54,951), Rights of $6,708 and Senior Loans of $4,990.
Financial assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, management concluded that the market input(s) were generally unobservable.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Fair value measurements   (continued)
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. The following table is a summary of valuation technique(s) used to value the Fund’s investments at October 31, 2025:
	Valuation Technique	Value ($)
Asset-Backed Securities - Non-Agency	Single Market Quotes from Broker	28,400,000
Common Stocks
Communication Services	Single Market Quotes from Broker	184,600
Corporate Bonds & Notes	Market Approach	41,069
Joint Ventures	Market Approach	406,049
Joint Ventures	Recent Transaction	22,589,000
Rights
Communication Services	Single Market Quotes from Broker	6,735
Senior Loans	Single Market Quotes from Broker	463,206
Total		52,090,659
The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2025

Statement of Assets and Liabilities
October 31, 2025 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $3,153,194,994)	$3,105,598,414
Affiliated issuers (cost $278,417,781)	278,392,151
Option contracts purchased (cost $18,207,472)	13,322,704
Cash	167,955
Cash collateral held at broker for:
Swap contracts	970,000
Margin deposits on:
Swap contracts	2,994,286
Unrealized appreciation on forward foreign currency exchange contracts	472,600
Unrealized appreciation on swap contracts	1,833,865
Upfront payments on swap contracts	5,685,314
Receivable for:
Investments sold	1,309,006
Investments sold on a delayed delivery basis	30,105,448
Capital shares sold	16,691,608
Dividends	629,144
Interest	16,505,514
Foreign tax reclaims	2,194
Variation margin for futures contracts	54,438
Variation margin for swap contracts	54,667
Expense reimbursement due from Investment Manager	11,761
Prepaid expenses	12,269
Deferred compensation of board members	469,147
Other assets	23,328
Total assets	3,475,305,813
Liabilities
Option contracts written, at value (premiums received $554,621)	181,240
Forward sale commitments, at value (proceeds receivable $24,725,313)	24,806,250
Unrealized depreciation on swap contracts	2,683,243
Upfront receipts on swap contracts	6,336,444
Payable for:
Investments purchased	2,893,608
Investments purchased on a delayed delivery basis	387,693,755
Capital shares redeemed	4,106,888
Distributions to shareholders	11,961,090
Variation margin for futures contracts	949,855
Interest on forward sale commitments	28,000
Management services fees	39,126
Distribution and/or service fees	4,365
Transfer agent fees	233,593
Compensation of chief compliance officer	243
Compensation of board members	3,268
Other expenses	79,602
Deferred compensation of board members	558,355
Total liabilities	442,558,925
Net assets applicable to outstanding capital stock	$3,032,746,888
Represented by
Paid in capital	3,657,318,683
Total distributable earnings (loss)	(624,571,795)
Total - representing net assets applicable to outstanding capital stock	$3,032,746,888
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2025

Statement of Assets and Liabilities (continued)
October 31, 2025 (Unaudited)
Class A
Net assets	$536,059,694
Shares outstanding	17,271,184
Net asset value per share	$31.04
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$32.00
Class C
Net assets	$23,778,370
Shares outstanding	766,039
Net asset value per share	$31.04
Institutional Class
Net assets	$1,715,814,681
Shares outstanding	55,248,333
Net asset value per share	$31.06
Institutional 2 Class
Net assets	$221,123,750
Shares outstanding	7,133,905
Net asset value per share	$31.00
Institutional 3 Class
Net assets	$477,048,338
Shares outstanding	15,360,189
Net asset value per share	$31.06
Class R
Net assets	$3,585,851
Shares outstanding	115,487
Net asset value per share	$31.05
Class S
Net assets	$55,336,204
Shares outstanding	1,781,841
Net asset value per share	$31.06
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2025

Statement of Operations
Six Months Ended October 31, 2025 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$3,843,273
Interest	72,189,459
Interfund lending	3,830
Total income	76,036,562
Expenses:
Management services fees	6,878,917
Distribution and/or service fees
Class A	672,250
Class C	118,994
Class R	9,165
Transfer agent fees
Class A	293,961
Class C	13,010
Institutional Class	882,655
Institutional 2 Class	55,332
Institutional 3 Class	9,915
Class R	2,004
Class S	31,080
Custodian fees	28,580
Printing and postage fees	66,589
Registration fees	85,796
Accounting services fees	27,675
Legal fees	29,641
Interest on collateral	267,404
Compensation of chief compliance officer	243
Compensation of board members	20,973
Deferred compensation of board members	17,152
Other	31,917
Total expenses	9,543,253
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(2,011,677)
Fees waived by transfer agent
Institutional 2 Class	(25,283)
Institutional 3 Class	(9,915)
Expense reduction	(924)
Total net expenses	7,495,454
Net investment income	68,541,108
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2025

Statement of Operations (continued)
Six Months Ended October 31, 2025 (Unaudited)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	$6,965,976
Investments — affiliated issuers	(3,810)
Foreign currency translations	(25,682)
Forward foreign currency exchange contracts	142,932
Futures contracts	4,224,172
Option contracts purchased	(8,111,436)
Option contracts written	2,226,805
Swap contracts	724,705
Net realized gain	6,143,662
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	43,827,462
Investments — affiliated issuers	(47,066)
Foreign currency translations	(3,490)
Forward sale commitments	218,343
Forward foreign currency exchange contracts	472,600
Futures contracts	(5,613,077)
Option contracts purchased	(3,665,682)
Option contracts written	552,687
Swap contracts	(766,405)
Net change in unrealized appreciation (depreciation)	34,975,372
Net realized and unrealized gain	41,119,034
Net increase in net assets resulting from operations	$109,660,142
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2025

Statement of Changes in Net Assets

	Six Months Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025
Operations
Net investment income	$68,541,108	$139,427,105
Net realized gain (loss)	6,143,662	(14,162,158)
Net change in unrealized appreciation (depreciation)	34,975,372	151,398,060
Net increase in net assets resulting from operations	109,660,142	276,663,007
Distributions to shareholders
Net investment income and net realized gains
Class A	(12,502,242)	(25,547,899)
Advisor Class	—	(7,078,320)
Class C	(464,029)	(926,735)
Institutional Class	(39,586,139)	(71,362,440)
Institutional 2 Class	(4,992,919)	(10,777,915)
Institutional 3 Class	(10,711,445)	(20,565,688)
Class R	(80,634)	(204,843)
Class S	(1,392,486)	(1,895,087)
Total distributions to shareholders	(69,729,894)	(138,358,927)
Increase (decrease) in net assets from capital stock activity	246,089,321	(264,392,778)
Total increase (decrease) in net assets	286,019,569	(126,088,698)
Net assets at beginning of period	2,746,727,319	2,872,816,017
Net assets at end of period	$3,032,746,888	$2,746,727,319
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2025

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	October 31, 2025 (Unaudited)		April 30, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	707,569	21,733,251	2,044,649	62,341,516
Distributions reinvested	387,646	11,904,977	802,106	24,360,239
Shares redeemed	(1,490,096)	(45,672,789)	(3,706,065)	(112,098,708)
Net decrease	(394,881)	(12,034,561)	(859,310)	(25,396,953)
Advisor Class
Shares sold	—	—	1,077,979	32,812,769
Distributions reinvested	—	—	203,288	6,180,023
Shares redeemed	—	—	(9,833,610)	(296,370,885)
Net decrease	—	—	(8,552,343)	(257,378,093)
Class C
Shares sold	70,486	2,170,055	284,243	8,681,514
Distributions reinvested	14,542	446,581	29,105	883,965
Shares redeemed	(114,600)	(3,503,021)	(254,860)	(7,717,033)
Net increase (decrease)	(29,572)	(886,385)	58,488	1,848,446
Institutional Class
Shares sold	10,654,732	327,809,202	25,145,683	763,023,947
Distributions reinvested	1,248,445	38,365,952	2,237,931	67,997,918
Shares redeemed	(8,017,678)	(246,022,574)	(19,570,047)	(594,499,283)
Net increase	3,885,499	120,152,580	7,813,567	236,522,582
Institutional 2 Class
Shares sold	1,889,691	57,945,741	2,313,245	70,154,123
Distributions reinvested	162,678	4,991,397	355,561	10,773,622
Shares redeemed	(897,861)	(27,541,702)	(7,287,694)	(218,429,889)
Net increase (decrease)	1,154,508	35,395,436	(4,618,888)	(137,502,144)
Institutional 3 Class
Shares sold	3,915,560	119,727,778	6,845,148	208,756,914
Distributions reinvested	233,309	7,174,316	452,838	13,760,889
Shares redeemed	(638,230)	(19,595,418)	(12,024,033)	(360,817,524)
Net increase (decrease)	3,510,639	107,306,676	(4,726,047)	(138,299,721)
Class R
Shares sold	18,833	582,828	50,219	1,514,558
Distributions reinvested	2,572	79,009	6,593	200,022
Shares redeemed	(28,105)	(869,038)	(172,770)	(5,275,487)
Net decrease	(6,700)	(207,201)	(115,958)	(3,560,907)
Class S
Shares sold	70,940	2,182,591	2,501,290	77,444,042
Distributions reinvested	45,314	1,392,212	62,046	1,880,406
Shares redeemed	(234,911)	(7,212,027)	(662,838)	(19,950,436)
Net increase (decrease)	(118,657)	(3,637,224)	1,900,498	59,374,012
Total net increase (decrease)	8,000,836	246,089,321	(9,099,993)	(264,392,778)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2025

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Columbia Total Return Bond Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 10/31/2025 (Unaudited)	$30.62	0.71	0.43	1.14	(0.72)	—	(0.72)
Year Ended 4/30/2025	$29.08	1.43	1.53	2.96	(1.42)	—	(1.42)
Year Ended 4/30/2024	$30.70	1.46	(1.67)	(0.21)	(1.41)	—	(1.41)
Year Ended 4/30/2023	$32.85	1.24	(2.34)	(1.10)	(1.05)	—	(1.05)
Year Ended 4/30/2022	$37.76	0.91	(4.87)	(3.96)	(0.87)	(0.08)	(0.95)
Year Ended 4/30/2021(e)	$36.96	1.16	2.64	3.80	(1.13)	(1.87)	(3.00)
Class C
Six Months Ended 10/31/2025 (Unaudited)	$30.62	0.59	0.43	1.02	(0.60)	—	(0.60)
Year Ended 4/30/2025	$29.08	1.20	1.53	2.73	(1.19)	—	(1.19)
Year Ended 4/30/2024	$30.70	1.24	(1.67)	(0.43)	(1.19)	—	(1.19)
Year Ended 4/30/2023	$32.85	1.01	(2.34)	(1.33)	(0.82)	—	(0.82)
Year Ended 4/30/2022	$37.77	0.64	(4.89)	(4.25)	(0.59)	(0.08)	(0.67)
Year Ended 4/30/2021(e)	$36.96	0.87	2.65	3.52	(0.84)	(1.87)	(2.71)
Institutional Class
Six Months Ended 10/31/2025 (Unaudited)	$30.64	0.74	0.44	1.18	(0.76)	—	(0.76)
Year Ended 4/30/2025	$29.10	1.50	1.53	3.03	(1.49)	—	(1.49)
Year Ended 4/30/2024	$30.72	1.54	(1.68)	(0.14)	(1.48)	—	(1.48)
Year Ended 4/30/2023	$32.87	1.31	(2.33)	(1.02)	(1.13)	—	(1.13)
Year Ended 4/30/2022	$37.78	1.01	(4.87)	(3.86)	(0.97)	(0.08)	(1.05)
Year Ended 4/30/2021(e)	$36.98	1.26	2.64	3.90	(1.23)	(1.87)	(3.10)
Institutional 2 Class
Six Months Ended 10/31/2025 (Unaudited)	$30.58	0.76	0.43	1.19	(0.77)	—	(0.77)
Year Ended 4/30/2025	$29.04	1.52	1.53	3.05	(1.51)	—	(1.51)
Year Ended 4/30/2024	$30.66	1.56	(1.68)	(0.12)	(1.50)	—	(1.50)
Year Ended 4/30/2023	$32.81	1.35	(2.35)	(1.00)	(1.15)	—	(1.15)
Year Ended 4/30/2022	$37.71	1.03	(4.86)	(3.83)	(0.99)	(0.08)	(1.07)
Year Ended 4/30/2021(e)	$36.91	1.28	2.64	3.92	(1.25)	(1.87)	(3.12)
Institutional 3 Class
Six Months Ended 10/31/2025 (Unaudited)	$30.64	0.76	0.43	1.19	(0.77)	—	(0.77)
Year Ended 4/30/2025	$29.10	1.54	1.53	3.07	(1.53)	—	(1.53)
Year Ended 4/30/2024	$30.72	1.58	(1.68)	(0.10)	(1.52)	—	(1.52)
Year Ended 4/30/2023	$32.87	1.35	(2.33)	(0.98)	(1.17)	—	(1.17)
Year Ended 4/30/2022	$37.79	1.05	(4.88)	(3.83)	(1.01)	(0.08)	(1.09)
Year Ended 4/30/2021(e)	$36.98	1.29	2.66	3.95	(1.27)	(1.87)	(3.14)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 10/31/2025 (Unaudited)	$31.04	3.77%	0.88% (c)	0.74% (c),(d)	4.57%	125%	$536,060
Year Ended 4/30/2025	$30.62	10.31%	0.88% (c)	0.73% (c),(d)	4.71%	229%	$540,910
Year Ended 4/30/2024	$29.08	(0.67% )	0.88% (c)	0.74% (c),(d)	4.91%	261%	$538,729
Year Ended 4/30/2023	$30.70	(3.27% )	0.90% (c)	0.75% (c),(d)	4.02%	247%	$621,570
Year Ended 4/30/2022	$32.85	(10.72% )	0.87% (c)	0.74% (c),(d)	2.48%	173%	$699,471
Year Ended 4/30/2021 (e)	$37.76	10.36%	0.88% (c)	0.74% (c),(d)	3.00%	295%	$786,976
Class C
Six Months Ended 10/31/2025 (Unaudited)	$31.04	3.38%	1.63% (c)	1.49% (c),(d)	3.82%	125%	$23,778
Year Ended 4/30/2025	$30.62	9.49%	1.63% (c)	1.48% (c),(d)	3.97%	229%	$24,363
Year Ended 4/30/2024	$29.08	(1.42% )	1.64% (c)	1.49% (c),(d)	4.16%	261%	$21,438
Year Ended 4/30/2023	$30.70	(3.99% )	1.65% (c)	1.50% (c),(d)	3.28%	247%	$16,428
Year Ended 4/30/2022	$32.85	(11.42% )	1.62% (c)	1.49% (c),(d)	1.73%	173%	$16,370
Year Ended 4/30/2021 (e)	$37.77	9.57%	1.63% (c)	1.49% (c),(d)	2.25%	295%	$20,492
Institutional Class
Six Months Ended 10/31/2025 (Unaudited)	$31.06	3.90%	0.63% (c)	0.49% (c),(d)	4.82%	125%	$1,715,815
Year Ended 4/30/2025	$30.64	10.58%	0.63% (c)	0.49% (c),(d)	4.96%	229%	$1,573,609
Year Ended 4/30/2024	$29.10	(0.42% )	0.63% (c)	0.49% (c),(d)	5.16%	261%	$1,267,197
Year Ended 4/30/2023	$30.72	(3.02% )	0.65% (c)	0.50% (c),(d)	4.26%	247%	$1,307,981
Year Ended 4/30/2022	$32.87	(10.49% )	0.62% (c)	0.49% (c),(d)	2.75%	173%	$1,497,858
Year Ended 4/30/2021 (e)	$37.78	10.70%	0.63% (c)	0.49% (c),(d)	3.26%	295%	$1,062,540
Institutional 2 Class
Six Months Ended 10/31/2025 (Unaudited)	$31.00	3.94%	0.58% (c)	0.41% (c)	4.90%	125%	$221,124
Year Ended 4/30/2025	$30.58	10.67%	0.57% (c)	0.41% (c)	5.02%	229%	$182,835
Year Ended 4/30/2024	$29.04	(0.36% )	0.57% (c)	0.42% (c)	5.23%	261%	$307,789
Year Ended 4/30/2023	$30.66	(2.96% )	0.57% (c)	0.42% (c)	4.40%	247%	$274,094
Year Ended 4/30/2022	$32.81	(10.43% )	0.55% (c)	0.42% (c)	2.80%	173%	$209,091
Year Ended 4/30/2021 (e)	$37.71	10.69%	0.57% (c)	0.43% (c)	3.33%	295%	$155,945
Institutional 3 Class
Six Months Ended 10/31/2025 (Unaudited)	$31.06	3.95%	0.53% (c)	0.38% (c)	4.93%	125%	$477,048
Year Ended 4/30/2025	$30.64	10.70%	0.52% (c)	0.38% (c)	5.06%	229%	$363,044
Year Ended 4/30/2024	$29.10	(0.31% )	0.52% (c)	0.38% (c)	5.28%	261%	$482,334
Year Ended 4/30/2023	$30.72	(2.90% )	0.52% (c)	0.37% (c)	4.38%	247%	$313,215
Year Ended 4/30/2022	$32.87	(10.41% )	0.50% (c)	0.37% (c)	2.85%	173%	$405,759
Year Ended 4/30/2021 (e)	$37.79	10.73%	0.52% (c)	0.38% (c)	3.32%	295%	$354,336
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2025

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 10/31/2025 (Unaudited)	$30.63	0.67	0.43	1.10	(0.68)	—	(0.68)
Year Ended 4/30/2025	$29.09	1.35	1.53	2.88	(1.34)	—	(1.34)
Year Ended 4/30/2024	$30.71	1.39	(1.68)	(0.29)	(1.33)	—	(1.33)
Year Ended 4/30/2023	$32.87	1.15	(2.33)	(1.18)	(0.98)	—	(0.98)
Year Ended 4/30/2022	$37.78	0.82	(4.87)	(4.05)	(0.78)	(0.08)	(0.86)
Year Ended 4/30/2021(e)	$36.97	1.06	2.66	3.72	(1.04)	(1.87)	(2.91)
Class S
Six Months Ended 10/31/2025 (Unaudited)	$30.64	0.74	0.44	1.18	(0.76)	—	(0.76)
Year Ended 4/30/2025(f)	$31.43	0.88	(0.81)(g)	0.07	(0.86)	—	(0.86)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	10/31/2025	4/30/2025	4/30/2024	4/30/2023	4/30/2022	4/30/2021
Class A	0.02%	0.02%	0.01%	0.01%	less than 0.01%	less than 0.01%
Class C	0.02%	0.02%	0.01%	0.01%	less than 0.01%	less than 0.01%
Institutional Class	0.02%	0.02%	0.01%	0.01%	less than 0.01%	less than 0.01%
Institutional 2 Class	0.02%	0.02%	0.01%	0.01%	less than 0.01%	less than 0.01%
Institutional 3 Class	0.02%	0.02%	0.01%	0.01%	less than 0.01%	less than 0.01%
Class R	0.02%	0.02%	0.01%	0.01%	less than 0.01%	less than 0.01%
Class S	0.02%	0.02%	—%	—%	—%	—%

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
(f)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
(g)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio. For a new share class, the difference may be due to the timing of the commencement of operations for the share class.

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 10/31/2025 (Unaudited)	$31.05	3.64%	1.13% (c)	0.99% (c),(d)	4.31%	125%	$3,586
Year Ended 4/30/2025	$30.63	10.04%	1.13% (c)	0.98% (c),(d)	4.45%	229%	$3,743
Year Ended 4/30/2024	$29.09	(0.92% )	1.13% (c)	0.99% (c),(d)	4.68%	261%	$6,928
Year Ended 4/30/2023	$30.71	(3.54% )	1.15% (c)	1.00% (c),(d)	3.75%	247%	$5,052
Year Ended 4/30/2022	$32.87	(10.94% )	1.12% (c)	0.99% (c),(d)	2.24%	173%	$6,352
Year Ended 4/30/2021 (e)	$37.78	10.15%	1.13% (c)	0.99% (c),(d)	2.76%	295%	$4,752
Class S
Six Months Ended 10/31/2025 (Unaudited)	$31.06	3.90%	0.63% (c)	0.49% (c),(d)	4.82%	125%	$55,336
Year Ended 4/30/2025 (f)	$30.64	0.30%	0.64% (c)	0.49% (c)	5.12%	229%	$58,224
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2025

Notes to Financial Statements
October 31, 2025 (Unaudited)
Note 1. Organization
Columbia Total Return Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class, Class R and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.

Columbia Total Return Bond Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025 (Unaudited)
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
Columbia Total Return Bond Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025 (Unaudited)
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.

Columbia Total Return Bond Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025 (Unaudited)
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to shift foreign currency exposure back to U.S. dollars. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Columbia Total Return Bond Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025 (Unaudited)
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to hedge certain Fund investment exposures and to manage convexity risk. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value

Columbia Total Return Bond Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025 (Unaudited)
of purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract
Columbia Total Return Bond Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025 (Unaudited)
with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to other risks including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at October 31, 2025:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	1,833,865 *
Credit risk	Upfront payments on swap contracts	5,685,314
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	472,600
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	4,888,267 *
Interest rate risk	Investments, at value — Option contracts purchased	13,322,704
Total		26,202,750

Columbia Total Return Bond Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025 (Unaudited)
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	2,841,152 *
Credit risk	Upfront receipts on swap contracts	6,336,444
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	2,013,782 *
Interest rate risk	Option contracts written, at value	181,240
Total		11,372,618

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended October 31, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	724,705	724,705
Foreign exchange risk	142,932	—	—	—	—	142,932
Interest rate risk	—	4,224,172	(8,111,436)	2,226,805	—	(1,660,459)
Total	142,932	4,224,172	(8,111,436)	2,226,805	724,705	(792,822)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	(766,405)	(766,405)
Foreign exchange risk	472,600	—	—	—	—	472,600
Interest rate risk	—	(5,613,077)	(3,665,682)	552,687	—	(8,726,072)
Total	472,600	(5,613,077)	(3,665,682)	552,687	(766,405)	(9,019,877)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended October 31, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	1,230,645,672
Futures contracts — short	647,369,749
Credit default swap contracts — buy protection	51,773,478
Credit default swap contracts — sell protection	42,374,149

Derivative instrument	Average value ($)
Option contracts purchased	12,598,938
Option contracts written	(319,014)

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	35,980	(34,280)
Columbia Total Return Bond Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025 (Unaudited)
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Forward sale commitments
The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date are used to satisfy the commitment.
Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The forward sale commitment is “marked-to-market” daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed

Columbia Total Return Bond Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025 (Unaudited)
through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Joint venture
Long Run Partners (LRP) and the Fund, along with certain other affiliated funds, are members of Itasca Park LLC, a joint venture formed as a Delaware limited liability company that is not consolidated by any member for financial reporting purposes. Investments into Itasca Park LLC will be called from the members over a commitment period to end on December 31, 2026 (Commitment Period). All portfolio and other material decisions regarding Itasca Park LLC must be submitted to Itasca Park LLC’s board of directors which is comprised of two LRP representatives and one representative for each of the affiliated investing funds. Because management of Itasca Park LLC is shared between LRP and the other members, the Fund does not believe it controls Itasca Park LLC for purposes of the Investment Company Act or otherwise. The Fund does not consider this non-consolidated investment as a significant subsidiary under Regulation S-X Rules 3-09 and 4-08(g).
The Fund has made a commitment of $23,050,000 to Itasca Park LLC of which $461,000 has been funded and $22,589,000 remains unfunded for the six months ended October 31, 2025
Funded investments in non-consolidated joint ventures are stated at fair value. Unfunded investments are stated at cost with a corresponding liability for securities purchased on a delayed delivery basis. The Fund’s ownership interests are valued based on the Fund’s ownership interest in Itasca Park LLC and the fair value of the underlying loans and residential mortgages, using the same techniques as described within this Note. Any other factors, such as ownership percentage, ownership rights, buy/sell agreements, distribution provisions, and capital call obligations are also considered.
Distributions to the Fund are not expected during the Commitment Period. During the Commitment Period, all available cash will be used to aggregate additional loans. Upon completion of the Commitment Period, available cash will be distributed first based on pro-rata equity ownership in Itasca Park LLC until all capital contributions have been returned then as income and gain distributions. Itasca Park LLC will return capital within 48 months of the completion of the Commitment Period with two, 12-month extension options.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations.
Columbia Total Return Bond Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025 (Unaudited)
Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of October 31, 2025:
	Citi(a)	Citi(a)	Goldman Sachs International	JPMorgan(a)	JPMorgan(a)	Morgan Stanley(a)	Morgan Stanley(a)	Total
Assets
Centrally cleared credit default swap contracts (b)	$-	-	-	-	-	-	54,667	54,667
Forward foreign currency exchange contracts	472,600	-	-	-	-	-	-	472,600
Call option contracts purchased	-	-	-	-	-	7,094,199	-	7,094,199
Put option contracts purchased	168,136	-	1,930,038	-	-	4,130,331	-	6,228,505
OTC credit default swap contracts (c)	-	3,768,155	424,089	-	1,850,532	1,476,403	-	7,519,179
Total assets	640,736	3,768,155	2,354,127	-	1,850,532	12,700,933	54,667	21,369,150
Liabilities
Call option contracts written	-	-	-	37,176	-	144,064	-	181,240
OTC credit default swap contracts (c)	-	2,656,787	2,855,387	-	2,043,344	1,464,169	-	9,019,687
Total liabilities	-	2,656,787	2,855,387	37,176	2,043,344	1,608,233	-	9,200,927
Total financial and derivative net assets	640,736	1,111,368	(501,260)	(37,176)	(192,812)	11,092,700	54,667	12,168,223
Total collateral received (pledged) (d)	334,000	1,068,000	(501,260)	-	(192,812)	10,764,000	-	11,471,928
Net amount (e)	$306,736	43,368	-	(37,176)	-	328,700	54,667	696,295

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(c)
Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.

(d)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(e)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income. For convertible securities, premiums attributable to the conversion feature are not amortized.

Columbia Total Return Bond Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025 (Unaudited)
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Columbia Total Return Bond Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025 (Unaudited)
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2025 was 0.48% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.

Columbia Total Return Bond Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, effective through August 31, 2026, Institutional 2 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.03% and Institutional 3 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class.
For the six months ended October 31, 2025, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.11
Class C	0.11
Institutional Class	0.11
Institutional 2 Class	0.03
Institutional 3 Class	0.00
Class R	0.11
Class S	0.11
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2025, these minimum account balance fees reduced total expenses of the Fund by $924.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75% and 0.50% of the average daily net assets attributable to Class A, Class C and Class R shares of the Fund, respectively.
Columbia Total Return Bond Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025 (Unaudited)
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended October 31, 2025, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.50 - 1.00 (a)	82,087
Class C	—	1.00 (b)	3,245

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through August 31, 2026 (%)
Class A	0.74
Class C	1.49
Institutional Class	0.49
Institutional 2 Class	0.41
Institutional 3 Class	0.38
Class R	0.99
Class S	0.49
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Reflected in the contractual cap commitment, effective through August 31, 2026, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.03% for Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

Columbia Total Return Bond Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025 (Unaudited)
At October 31, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
3,448,614,000	61,900,000	(111,774,000)	(49,874,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at April 30, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(241,496,510)	(319,515,833)	(561,012,343)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $3,883,923,544 and $3,863,697,808, respectively, for the six months ended October 31, 2025, of which $3,303,509,611 and $3,203,835,137, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
Columbia Total Return Bond Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025 (Unaudited)
The Fund’s activity in the Interfund Program during the six months ended October 31, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	9,333,333	4.91	3
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at October 31, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended October 31, 2025.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At October 31, 2025, affiliated shareholders of record owned 49.8% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid

Columbia Total Return Bond Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025 (Unaudited)
positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.
The Board of Trustees of the Fund approved a custody agreement with State Street Bank and Trust Company (State Street). The transition of custody services to State Street is expected to be completed by December 2026. In addition, the Board approved the engagement by the Investment Manager of State Street as sub-administrator. In such capacity, and subject to the supervision and direction of the Investment Manager, State Street will provide certain sub-administration services to the Fund, including fund accounting and financial reporting services.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Total Return Bond Fund  | 2025

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Total Return Bond Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2025, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 26, 2025 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge , as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and

Columbia Total Return Bond Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2024 in the performance of administrative services, and noted the various enhancements anticipated for 2025.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses
Columbia Total Return Bond Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2024 had increased from 2023 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 26, 2025, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.

Columbia Total Return Bond Fund  | 2025

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Total Return Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR166_04_R01_(12/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are effective and adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, President and Principal Executive Officer

Date	December 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, President and Principal Executive Officer

Date	December 19, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Financial Officer, Chief Accounting
Officer and Principal Financial Officer

Date	December 19, 2025